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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21823

                          Pioneer Series Trust V
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31


Date of reporting period:  September 1, 2006 through February 28, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

--------------------------------------------------------------------------------

                                    PIONEER
                            -----------------------
                                     GLOBAL
                                 SELECT EQUITY
                                      FUND

                                   Semiannual
                                     Report

                                    2/28/07

                                [LOGO]PIONEER
                                      INVESTMENTS(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                           2
Portfolio Management Discussion                                 4
Portfolio Summary                                               8
Prices and Distributions                                        9
Performance Update                                             10
Comparing Ongoing Fund Expenses                                13
Schedule of Investments                                        15
Financial Statements                                           20
Notes to Financial Statements                                  27
Factors Considered by the Independent Trustees in Approving
the Management Contract                                        33
Trustees, Officers and Service Providers                       38

                                                                      Chairman's

Dear Shareowner,
--------------------------------------------------------------------------------
As the global economy reacted to good and bad news of 2006, overall it managed to keep chugging along with fairly stable growth. Looking back, the economic stories included slowing economic growth bringing monetary tightening to an end in the United States, price action in oil and other commodity markets threatening to unsettle global growth and inflation, geopolitical uncertainties and corporate earnings growth surpassing market expectations.

Global growth surpassed most analyst expectations in 2006. The International Monetary Fund estimates world output increased by 5.1% in 2006, up from 4.9% in 2005 and above the 3.7% average annual pace of growth of the previous 20 years. Growth is estimated to slow modestly in 2007 but to remain well above the long-term average.

U.S. economic growth slowed gradually over 2006, with full-year growth of GDP of 3.1%, modestly below 2005 growth but still strong enough to lower the unemployment rate to 4.5%. While many observers were concerned that a weakening housing sector could be a drag on consumer spending, the consumer has shown resilience supported by a strong labor market and associated income growth and by oil and gasoline prices falling from record highs in the second half of 2006. Corporate America has also proved resilient in the face of the slowing housing sector, with business investment growing at its fastest rate since 2000.

The Federal Reserve stopped increasing interest rates in mid-2006, but has retained its bias to tighten rates, reflecting upside risks to inflation, particularly from the tight labor market, and confidence that the economy remained on solid ground. Consumers welcomed the relief from oil prices that peaked at mid-year and fell sharply towards year-end. Likewise, in the second half of 2006, they benefited from the modest easing of core inflation (which excludes energy and food items), though such core inflation remains above what is generally considered the central bank's "comfort zone."

The European economy surpassed many economists' expectations in 2006. Eurozone GDP grew at a 3% pace, much stronger than its 1.8% average annual growth pace since 2000. Underlying this strength has been buoyant and broad-based strength in business sentiment and investment and in exports. While household consumption showed mixed results, the unemployment rate fell to 7.7% by the end of 2006. The European Central Bank raised interest rates gradually to 3.5% over the course of 2006, reflecting firm economic growth, steadily tightening labor market conditions, and fast growing money supply. Core inflation in the Eurozone remains reasonably benign, at roughly 1.5% per annum. European stock markets posted strong returns; appreciation of the Euro relative to both the dollar and Yen made the Eurozone stock market the top performer of 2006.

The Japanese economy continued to grow firmly in 2006. Business investment was the major driver of expansion as increasing capacity utilization and better sentiment encouraged a new wave of investment. As deflation ended, the Bank of Japan ended its zero interest rate policy, although it has raised rates to only 0.25% in 2006. After a strong showing in 2005, the Japanese stock market posted only muted gains in 2006.

Emerging economies enjoyed strong, relatively uninterrupted economic growth in 2006. Good financing conditions, buoyant commodity prices, which boosted income and investment in commodity exporting countries, and strong export demand from developed economies drove this growth. The emerging market stock

Letter

index was very strong in early 2006, sold off to near start-of-year levels, then rallied to finish the year only marginally behind the Eurozone. We believe similar growth can be expected in the emerging markets if current domestic economic and political conditions prevail.

While global economic momentum has started to slow, we expect the global economy to continue growing firmly in 2007, supported by business investment, rising employment, and lower energy prices. A slowdown in the U.S. growth rate would be welcome, since rapid growth could increase the risk of inflationary pressures, which would force the Federal Reserve to raise interest rates. We expect Europe and Japan to grow similarly, while emerging market economies are expected to continue their strong growth. In this scenario, fixed-income assets are expected to produce total returns generally in line with their current yields, while equities are expected to produce returns generally in line with earnings growth, which we forecast to be moderately above bond yields.

Our cautiously optimistic outlook on most regions of the world and asset classes reinforces the importance of Pioneer Investments' message that investors should remain diversified, take a long-term view rather than over-reacting to breaking news, and base investment decisions on economic and market fundamentals rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Fund shareowners work toward achieving their long-term goals.

Respectfully,
/s/John F. Cogan, Jr.


John F. Cogan, Jr., Chairman
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/28/07
--------------------------------------------------------------------------------

In the following interview, portfolio manager Piergaetano Iaccarino discusses the factors that influenced performance for the semiannual period ended February 28, 2007.


Q:  How did the Fund perform over the six-month period ended February 28, 2007?



A: The Fund's Class A shares had a total return of 9.19% (of net asset value, for the six months) as compared to 10.58% for the MSCI World Index. The global environment for equities was generally positive for the six-month period, and that was reflected in the Fund's performance.


    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.


    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.


Q:  Can you review the Fund's overall investment approach?


A: We look at mid- and large-capitalization stocks in more than 30 countries and from that universe build a somewhat focused portfolio of less than 50 stocks. Each stock that we hold will generally be overweighted by at least one percent versus the MSCI World Index. In selecting securities for the portfolio, we look for "growth at a reasonable price," and so there is a strong value component to our analysis. We try to find companies that not only are benefiting from operating efficiencies, as reflected in things like increased market share and revenues, but that also use their capital efficiently. In particular, we look for strong free cash flow, because this gives a company the flexibility to do things like share buybacks, reinvest in the business, make acquisitions, and raise dividends. Finally, we try to assess not only the potential price gains for each stock but also the potential for a decline in price if things go wrong, and favor those stocks with the highest upside relative to their downside.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Q:  Could you characterize the global equity markets over the period?


A: Global equity markets in the aggregate enjoyed positive returns over the period, driven by strong returns over the first five months. Markets declined sharply during the final week of February erasing the gains achieved in January. The drop began with a sharp decline in Chinese equities, based on rumors that the government would seek to tighten stock market investment rules and introduce a capital gains tax. The release of some weaker-than-expected U.S. economic data and evidence of mounting problems in the sub-prime U.S. mortgage market further added to a sense of unease among investors. As equity markets weakened, the Japanese yen rose strongly against the U.S. dollar, which suggested that the broad-based decline in equities was partially due to the unwinding of so-called carry trades funded through borrowing at low Japanese interest rates.


    European equities outperformed both U.S. and Japanese equities in the period, helped by the strength of the euro relative to the U.S. dollar. From a sector perspective, the strongest areas in the global equity markets were telecommunication services, materials and consumer discretionary stocks, while the weakest returns were in the energy and healthcare sectors.


Q:  What strategies or holdings helped and hurt performance over the period?


A: While the Fund provided solid positive returns over the period, it modestly lagged the benchmark. Unrewarding stock selection within the consumer, pharmaceutical and technology hardware areas were the principal factors in the underperformance. Within consumer durables, our holdings in Japanese homebuilders Sekisui Chemical and Daito Trust Construction detracted from returns as they reported weaker-than-expected orders in November. Sporting goods maker Adidas proved a drag on returns after lowering its 2007 profit guidance due to plans to increase spending on its Reebok brand. In pharmaceuticals, our positions in AstraZeneca and Pfizer were the key sources of underperformance. AstraZeneca endured a weak quarter after it cancelled in October further development of a new drug designed to treat stroke victims and subsequently lost patent protection on an ulcer

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/28/07                            (continued)
--------------------------------------------------------------------------------

    drug in Europe. Shares in U.S.-based Pfizer dropped sharply in December after it stopped development on a new cholesterol drug designed to replace its leading drug Lipitor upon expiration of its patent. Finally, technology hardware holding Samsung Electronics was a source of weakness.


    On the positive side of the ledger, strong stock selection within capital goods helped performance. Deere rose on evidence that demand from overseas markets for its agricultural equipment was strengthening, as well as on its ability to pass along price increases. Elsewhere in the capital goods sector, our holding in German industrials group Siemens performed strongly. Its results have exceeded market expectations and investor sentiment was further buoyed by the decision to divest its VDO automotive unit through an initial public offering. Finally, within automobiles/ components, our position in Porsche aided returns. Results for Porsche were strongly ahead on a year-over-year basis thanks to higher sales volumes on its 911 and Cayman models, a more profitable product mix and cost savings driven by efficiency gains. The company's outlook for 2007 appears positive notwithstanding an expected slowdown in U.S. demand.


Q:  What is your outlook and how is it reflected in the Fund?


A: We continue to be positioned relatively cautiously in recognition of the challenges faced by global equity markets. In recent months, further evidence has emerged that the U.S. economy is slowing, weighed down in part by a significant decline in residential homebuilding activity. Inflation has continued to moderate aided by falling energy prices. Turning abroad, both the European and U.K. central banks remain wary about the upside risks to inflation posed by strong rates of economic growth. In Japan, economic growth has been less consistent.


    While equities in the aggregate continue to appear reasonably valued, we believe the potential for earnings to disappoint at the individual company level remains significant. Thus our focus is on holding companies where valuations are reasonable and earnings expectations are likely to be met. In this respect, we continue to see more opportunities among larger companies and in areas such as consumer staples and pharmaceuticals, where valuations have the potential to be impacted positively as interest rates peak.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    Going forward, we will continue to look globally for stocks that we believe are both reasonably priced and positioned to benefit from the underlying company's growth and efficient use of capital.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund is non-diversified and invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 2/28/07
--------------------------------------------------------------------------------

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]


Financials                                            32.1%
Consumer Discretionary                                14.3%
Industrials                                           11.1%
Information Technology                                11.1%
Energy                                                 8.7%
Health Care                                            7.9%
Consumer Staples                                       4.5%
Telecommunication Services                             4.0%
Materials                                              3.3%
Utilities                                              3.0%

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA IS A REPRESENTATION OF A BAR CHART IN THE PRINTED MATERIAL]

United States        44.7%
United Kingdom       13.4%
Japan                12.7%
Germany               8.1%
France                5.5%
Switzerland           4.4%
Bermuda               4.3%
Spain                 2.0%
Netherlands           1.4%
Australia             1.4%
South Korea           1.2%
Singapore             0.9%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.   Citigroup, Inc.                            3.87%
 2.   Microsoft Corp.                            3.84
 3.   Sumitomo Mitsui Financial Group, Inc.      3.48
 4.   ConocoPhillips                             3.16
 5.   Exelon Corp.                               2.99
 6.   United Technologies Corp.                  2.81
 7.   Porsche AG                                 2.74
 8.   American International Group, Inc.         2.73
 9.   Canon, Inc.                                2.46
10.   Accenture, Ltd.                            2.41

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   2/28/07   8/31/06
------- --------- --------
A       $11.94    $11.18
B       $11.85    $11.10
C       $11.85    $11.10

 Distributions Per Share
-- -----------------------------------------------------------------------------


                     9/1/06 - 2/28/07
               --------------------------
                       Short-Term      Long-Term
 Class   Dividends   Capital Gains   Capital Gains
------- ----------- --------------- --------------
 A      $0.0509      $0.2070            $      -
 B      $0.0089      $0.2070            $      -
 C      $     -      $0.2070            $      -


Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/07                               CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global Select Equity Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) World
Index.


--------------------------------------------------------------------------------
Average Annual Total Returns
(As of February 28, 2007)
                                             Public
                             Net Asset      Offering
Period                       Value (NAV)   Price (POP)
 Life-of-Class
 (12/15/05)                    17.99%         12.34%
 1 Year                        17.04          10.27
--------------------------------------------------------------------------------
Expense Ratio
(As of January 1, 2007)
                               Gross           Net
                               11.05%         1.30%
--------------------------------------------------------------------------------


[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

VALUE OF $10,000 INVESTMENT


        Pioneer Global      MSCI World Index
      Select Equity Fund
12/05         9,425             10,000
02/06        10,420             10,437
02/07        11,516             12,152



Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/09 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) World Index measures the performance of stock markets in the developed world. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/07                              CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global Select Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) World Index.

--------------------------------------------------------------------------------

Average Annual Total Returns
(As of February 28, 2007)

Period                       If Held    If Redeemed
 Life-of-Class
 (12/15/05)                  16.93%      13.70%
 1 Year                      15.99       11.99
--------------------------------------------------------------------------------
Expense Ratio
(As of March 1, 2007)
                              Gross       Net

                              1.96%      1.96%

--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

VALUE OF $10,000 INVESTMENT


        Pioneer Global      MSCI World Index
      Select Equity Fund
12/05       10,000            10,000
02/06       10,420            10,437
02/07       11,687            12,152


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus for details.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 3/1/08 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) World Index measures the performance of stock markets in the developed world. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/07                              CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global Select Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) World Index.

--------------------------------------------------------------------------------

Average Annual Total Returns
(As of February 28, 2007)
Period                       If Held    If Redeemed
 Life-of-Class
 (12/15/05)                  16.85%      16.85%
 1 Year                      15.90       14.90
--------------------------------------------------------------------------------
 Expense Ratio
 (As of March 1, 2007)
                              Gross         Net
                               1.89%      1.89%

--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

VALUE OF $10,000 INVESTMENT


        Pioneer Global      MSCI World Index
      Select Equity Fund
12/05       10,000            10,000
02/06       10,420            10,437
02/07       12,077            12,152

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 3/1/08 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) World Index measures the performance of stock markets in the developed world. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------
As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments and redemption fees.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Global Select Equity Fund

Based on actual returns from September 1, 2006 through February 28, 2007


Share Class                                     A           B             C
--------------------------------------------------------------------------------
 Beginning Account Value On 9/1/06         $1,000.00    $1,000.00     $1,000.00
 Ending Account Value (after expenses)     $1,091.90    $1,087.80     $1,087.00
 On 2/28/07
 Expenses Paid During Period*              $    6.74    $   11.39     $   11.38

* Expenses are equal to the Fund's annualized expense ratio of 1.30%, 2.20% and 2.20% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period since inception).

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Global Select Equity Fund

Based on a hypothetical 5% return before expenses, reflecting the period from September 1, 2006 through February 28, 2007


Share Class                                      A            B           C
--------------------------------------------------------------------------------
 Beginning Account Value On 9/1/06         $1,000.00     $1,000.00     $1,000.00
 Ending Account Value (after expenses)     $1,018.35     $1,013.88     $1,013.88
 On 2/28/07
 Expenses Paid During Period*              $    6.51     $   10.99     $   10.99

* Expenses are equal to the Fund's annualized expense ratio of 1.30%, 2.20% and 2.20% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period since inception).

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/07 (unaudited)
--------------------------------------------------------------------------------

  Shares                                                             Value
           PREFERRED STOCK - 2.5%
           Automobiles & Components - 2.5%
           Automobile Manufacturers - 2.5%
     64    Porsche AG                                           $   84,224
                                                                ----------
           TOTAL PREFERRED STOCK
           (Cost $61,987)                                       $   84,224
                                                                ----------
           COMMON STOCKS - 89.8%
           Energy - 8.0%
           Integrated Oil & Gas - 8.0%
  1,487    ConocoPhillips                                       $   97,280
  1,128    Occidental Petroleum Corp.                               52,091
  1,969    Repsol SA                                                62,357
    820    Total SA                                                 55,232
                                                                ----------
                                                                $  266,960
                                                                ----------
           Total Energy                                         $  266,960
                                                                ----------
           Materials - 3.1%
           Diversified Chemical - 1.2%
    392    BASF AG                                              $   39,869
                                                                ----------
           Diversified Metals & Mining - 1.9%
  1,145    Rio Tinto Plc                                        $   61,857
                                                                ----------
           Total Materials                                      $  101,726
                                                                ----------
           Capital Goods - 10.2%
           Aerospace & Defense - 2.6%
  1,317    United Technologies Corp.                            $   86,435
                                                                ----------
           Construction & Farm Machinery & Heavy
           Trucks - 2.0%
    608    Deere & Co.                                          $   65,919
                                                                ----------
           Industrial Conglomerates - 3.9%
    677    Siemens                                              $   71,039
  1,916    Tyco International, Ltd.                                 59,070
                                                                ----------
                                                                $  130,109
                                                                ----------
           Industrial Machinery - 1.7%
  1,343    Ingersoll-Rand Co.                                   $   58,165
                                                                ----------
           Total Capital Goods                                  $  340,628
                                                                ----------

The accompanying notes are an integral part of these financial statements.   15

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/07  (unaudited) (continued)
--------------------------------------------------------------------------------

    Shares                                                           Value
             Automobiles & Components - 1.4%
             Automobile Manufacturers - 1.4%
     700     Toyota Motor Co.                                   $   45,817
                                                                ----------
             Total Automobiles & Components                     $   45,817
                                                                ----------
             Consumer Durables & Apparel - 4.0%
             Apparel, Accessories & Luxury Goods - 1.6%
   1,108     Adidas-Salomon AG                                  $   54,407
                                                                ----------
             Homebuilding - 2.4%
     800     Daito Trust Construction Co., Ltd.                 $   38,821
   5,000     Sekisui Chemical Co., Ltd.                             41,155
                                                                ----------
                                                                $   79,976
                                                                ----------
             Total Consumer Durables & Apparel                  $  134,383
                                                                ----------
             Retailing - 5.3%
             Apparel Retail - 2.4%
     736     Abercrombie & Fitch Co.                            $   57,533
   1,098     Gap, Inc.                                              21,071
                                                                ----------
                                                                $   78,604
                                                                ----------
             Home Improvement Retail - 1.4%
   1,214     Home Depot, Inc.                                   $   48,074
                                                                ----------
             Specialty Stores - 1.5%
   1,454     Office Depot, Inc.*                                $   48,505
                                                                ----------
             Total Retailing                                    $  175,183
                                                                ----------
             Food & Drug Retailing - 3.0%
             Drug Retail - 1.6%
   1,692     CVS Corp.                                          $   53,146
                                                                ----------
             Hypermarkets & Supercenters - 1.4%
     940     Wal-Mart Stores, Inc.                              $   45,402
                                                                ----------
             Total Food & Drug Retailing                        $   98,548
                                                                ----------
             Food, Beverage & Tobacco - 1.2%
             Tobacco - 1.2%
       9     Japan Tobacco, Inc.                                $   41,073
                                                                ----------
             Total Food, Beverage & Tobacco                     $   41,073
                                                                ----------

16  The accompanying notes are an integral part of these financial statements.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Shares                                                          Value
              Pharmaceuticals & Biotechnology - 7.3%
              Biotechnology - 0.9%
    1,005     Vertex Pharmaceuticals, Inc.*                     $   30,843
                                                                ----------
              Pharmaceuticals - 6.4%
    1,318     Astrazeneca Plc                                   $   73,961
    2,551     Bristol-Myers Squibb Co.                              67,321
      403     Roche Holdings AG*                                    71,796
                                                                ----------
                                                                $  213,078
                                                                ----------
              Total Pharmaceuticals & Biotechnology             $  243,921
                                                                ----------
              Banks - 13.3%
              Diversified Banks - 13.3%
    1,233     ABN AMRO Holding NV*                              $   43,273
    4,110     Barclays Plc                                          59,529
      545     BNP Paribas SA                                        56,706
    2,000     Development Bank of Singapore, Ltd.                   27,930
    1,525     Royal Bank of Scotland Group Plc                      60,011
       11     Sumitomo Mitsui Financial Group, Inc.                106,995
      822     Wachovia Corp.                                        45,514
    2,071     Westpac Banking Corp.                                 41,694
                                                                ----------
                                                                $  441,652
                                                                ----------
              Total Banks                                       $  441,652
                                                                ----------
              Diversified Financials - 7.3%
              Diversified Capital Markets - 1.9%
      929     CS Group                                          $   64,384
                                                                ----------
              Investment Banking & Brokerage - 1.8%
      727     Merrill Lynch & Co., Inc.                         $   60,835
                                                                ----------
              Diversified Financial Services - 3.6%
    2,362     Citigroup, Inc.                                   $  119,045
                                                                ----------
              Total Diversified Financials                      $  244,264
                                                                ----------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/07  (unaudited) (continued)
--------------------------------------------------------------------------------

     Shares                                                     Value
              Insurance - 7.9%
              Multi-Line Insurance - 6.0%
    1,250     American International Group, Inc.                $   83,875
    3,632     Aviva Plc                                             58,451
    1,383     AXA                                                   58,560
                                                                ----------
                                                                $  200,886
                                                                ----------
              Property & Casualty Insurance - 1.9%
      920     MBIA, Inc.                                        $   61,152
                                                                ----------
              Total Insurance                                   $  262,038
                                                                ----------
              Real Estate - 1.2%
              Real Estate Management & Development - 1.2%
    1,000     Sumitomo Realty*                                  $   39,745
                                                                ----------
              Total Real Estate                                 $   39,745
                                                                ----------
              Software & Services - 5.8%
              IT Consulting & Other Services - 2.2%
    2,078     Accenture, Ltd.                                   $   74,185
                                                                ----------
              Systems Software - 3.6%
    4,192     Microsoft Corp.                                   $  118,089
                                                                ----------
              Total Software & Services                         $  192,274
                                                                ----------
              Technology Hardware & Equipment - 3.4%
              Electronic Equipment & Instruments - 1.1%
      124     Samsung Electronics (144A)                        $   37,052
                                                                ----------
              Office Electronics - 2.3%
    1,400     Canon, Inc.                                       $   75,765
                                                                ----------
              Total Technology Hardware & Equipment             $  112,817
                                                                ----------
              Semiconductors - 1.0%
   13,868     ARM Holdings Plc*                                 $   34,860
                                                                ----------
              Total Semiconductors                              $   34,860
                                                                ----------
              Telecommunication Services - 3.7%
              Integrated Telecommunication Services - 1.9%
    1,695     AT&T Corp.                                        $   62,377
                                                                ----------
              Wireless Telecommunication Services - 1.8%
   21,914     Vodafone Group Plc                                $   61,059
                                                                ----------
              Total Telecommunication Services                  $  123,436
                                                                ----------

18  The accompanying notes are an integral part of these financial statements.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Shares                                                          Value
              Utilities - 2.8%
              Electric Utilities - 2.8%
  1,396       Exelon Corp.                                      $   92,038
                                                                ----------
              Total Utilities                                   $   92,038
                                                                ----------
              TOTAL COMMON STOCKS
              (Cost $2,794,632)                                 $2,991,363
                                                                ----------
              TOTAL INVESTMENT IN SECURITIES - 92.3%
              (Cost $2,856,620)(a)(b)                           $3,075,587
                                                                ----------
              OTHER ASSETS AND LIABILITIES - 7.7%               $  256,873
                                                                ----------
              TOTAL NET ASSETS - 100.0%                         $3,332,460
                                                                ==========

*        Non-income producing security.


144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At February 28, 2007, the value of these securities amounted to $37,052 or 1.1% of total net assets.


(A.D.R.) American Depositary Receipt


(a) Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in equity securities, is as follows:

United States              44.7%
United Kingdom             13.4
Japan                      12.7
Germany                     8.1
France                      5.5
Switzerland                 4.4
Bermuda                     4.3
Spain                       2.0
Netherlands                 1.4
Australia                   1.4
South Korea                 1.2
Singapore                   0.9
                            ----
                            100%
                            ====

(b) At February 28, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $2,857,950 was as follows:

         Aggregate gross unrealized gain for all investments in which there is
         an excess of value over tax cost                                         $242,967
         Aggregate gross unrealized loss for all investments in which there is
         an excess of tax cost over value                                          (25,330)
                                                                                 -----------
         Net unrealized gain                                                      $217,637
                                                                                 ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended February 28, 2007 aggregated $1,903,520 and $693,974, respectively.


The accompanying notes are an integral part of these financial statements.   19

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 2/28/07 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $2,856,620)           $3,075,587
  Cash                                                     99,205
  Foreign currencies, at value (cost $2)                        2
  Receivables -
    Fund shares sold                                      132,793
    Dividends, interest and foreign taxes withheld          5,715
    Due from Pioneer Investment Management, Inc.            8,382
  Other                                                    47,986
                                                       ----------
     Total assets                                      $3,369,670
                                                       ----------
LIABILITIES:
  Payables -
    Fund shares repurchased                            $    1,137
  Due to affiliates                                         8,615
  Accrued expenses                                         27,458
                                                       ----------
     Total liabilities                                 $   37,210
                                                       ----------
NET ASSETS:
  Paid-in capital                                      $3,059,348
  Undistributed net investment income                         882
  Accumulated net realized gain on investments             53,243
  Net unrealized gain on investments                      218,967
  Net unrealized gain on forward foreign currency
    contracts and other assets and liabilities
    denominated in foreign currencies                          20
                                                       ----------
     Total net assets                                  $3,332,460
                                                       ==========
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $1,783,634/149,329 shares)         $    11.94
                                                       ==========
  Class B (based on $900,682/76,022 shares)            $    11.85
                                                       ==========
  Class C (based on $648,144/54,673 shares)            $    11.85
                                                       ==========
MAXIMUM OFFERING PRICE:
  Class A ($11.94 [divided by] 94.25%)                 $    12.67
                                                       ==========



20  The accompanying notes are an integral part of these financial statements.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 2/28/07


INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $824)        $ 19,050
  Interest                                                    4,131
  Income from securities loaned, net                              1
                                                           --------
     Total investment income                                             $  23,182
                                                                         ---------
EXPENSES:
  Management fees                                          $  9,588
  Transfer agent fees and expenses
    Class A                                                     783
    Class B                                                     459
    Class C                                                     291
  Distribution fees
    Class A                                                   1,380
    Class B                                                   3,709
    Class C                                                   2,592
  Custodian fees                                              6,445
  Professional fees                                          18,844
  Printing expense                                            9,128
  Fees and expenses of nonaffiliated trustees                 3,320
  Miscellaneous                                               2,975
                                                           --------
     Total expenses                                                      $  59,514
     Less management fees waived and
       expenses reimbursed by Pioneer Investment
       Management, Inc.                                                    (37,226)
                                                                         ---------
     Net expenses                                                        $  22,288
                                                                         ---------
       Net investment income                                             $     894
                                                                         ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
    Investments                                            $ 60,370
    Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies       (2,027)     $  58,343
                                                           --------      ---------
  Change in net unrealized gain on:
    Investments                                            $134,947
    Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies           12      $ 134,959
                                                           --------      ---------
  Net gain on investments                                                $ 193,302
                                                                         ---------
  Net increase in net assets resulting from operations                   $ 194,196
                                                                         =========



The accompanying notes are an integral part of these financial statements.   21

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 2/28/07 and the period from 12/15/05
(Commencement of Operations) to 8/31/06


                                                            Six Months        12/15/05
                                                               Ended             to
                                                              2/28/07         8/31/06
                                                            (unaudited)
FROM OPERATIONS:
Net investment income                                      $      894       $    7,598
Net realized gain on investments and foreign
  currency transactions                                        58,343           38,444
Change in net unrealized gain on investments foreign
  currency transactions                                       134,959           84,028
                                                           ----------       ----------
    Net increase in net assets resulting from
     operations                                            $  194,196       $  130,070
                                                           ----------       ----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.05 and $0.00 per share, respectively)      $   (6,410)      $        -
    Class B ($0.01 and $0.00 per share, respectively)            (608)               -
Net realized gain:
    Class A ($0.21 and $0.00 per share, respectively)         (22,527)               -
    Class B ($0.21 and $0.00 per share, respectively)         (14,640)               -
    Class C ($0.21 and $0.00 per share, respectively)          (8,900)               -
                                                           ----------       ----------
     Total distributions to shareowners                    $  (53,085)      $        -
                                                           ----------       ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $1,731,240       $  819,540
Reinvestment of distributions                                  26,833                -
Cost of shares repurchased                                   (393,413)        (123,209)
Redemption fees                                                     -              288
                                                           ----------       ----------
    Net increase in net assets resulting from
     Fund share transactions                               $1,364,660       $  696,619
                                                           ----------       ----------
    Net increase in net assets                             $1,505,771       $  826,689
NET ASSETS:
Beginning of period                                         1,826,689        1,000,000
                                                           ----------       ----------
End of period                                              $3,332,460       $1,826,689
                                                           ==========       ==========
Undistributed net investment income                        $      882       $    7,006
                                                           ==========       ==========

22    The accompanying notes are an integral part of these financial statements.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                    '07 Shares      '07 Amount      '06 Shares     '06 Amount
                                   (unaudited)      (unaudited)
CLASS A
Shares sold                           93,550     $1,103,946            52,303     $569,499
Reinvestment of distributions          1,621         18,769                 -            -
Less shares repurchased              (20,264)      (241,297)          (11,215)    (120,171)
                                     -------      ---------           -------     --------
    Net increase                      74,907     $  881,418            41,088     $449,328
                                     =======      =========           =======     ========
CLASS B
Shares sold                           36,164     $  419,600            16,299     $175,190
Reinvestment of distributions            543          6,184                 -            -
Less shares repurchased              (10,136)      (114,978)             (181)      (1,964)
                                     -------      ---------           -------     --------
    Net increase                      26,571     $  310,806            16,118     $173,226
                                     =======      =========           =======     ========
CLASS C
Shares sold                           17,571     $  207,694             6,870     $ 74,851
Reinvestment of distributions            165          1,880                 -            -
Less shares repurchased               (3,167)       (37,138)              (99)      (1,074)
                                     -------      ---------           -------     --------
    Net increase                      14,569      $ 172,436             6,771     $ 73,777
                                     =======      =========           =======     ========


The accompanying notes are an integral part of these financial statements.   23

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Six Months        12/15/05 (a)
                                                           Ended               to
                                                          2/28/07            8/31/06
                                                        (unaudited)
CLASS A
Net asset value, beginning of period                    $  11.18           $  10.00
                                                        --------           --------
Increase from investment operations:
  Net investment income                                 $   0.01           $   0.07
  Net realized and unrealized gain on investments
   and foreign currency transactions                        1.01               1.11
                                                        --------           --------
   Net increase from investment operations              $   1.02           $   1.18
Distribution to shareowners:
  Net investment income                                    (0.05)                 -
  Net realized gain                                        (0.21)                 -
                                                        --------           --------
Net increase in net asset value                         $   0.76           $   1.18
                                                        --------           --------
Net asset value, end of period                          $  11.94           $  11.18
                                                        ========           ========
Total return*                                               9.19%             11.80%(b)
Ratio of net expenses to average net assets+                1.30%**            1.30%**
Ratio of net investment income to average
  net assets+                                               0.53%**            1.42%**
Portfolio turnover rate                                       58%**              35%(b)
Net assets, end of period (in thousands)                $  1,784           $    832
Ratios with no waiver of management fees and
  assumption of expenses by PIM
  Net expenses                                              4.29%**           11.05%**
  Net investment loss                                      (2.46)%**          (8.33)%**

(a) Class A shares were first publicly offered on December 15, 2005.
(b) Not Annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

24  The accompanying notes are an integral part of these financial statements.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Six Months        12/15/05 (a)
                                                           Ended               to
                                                          2/28/07            8/31/06
                                                        (unaudited)
CLASS B
Net asset value, beginning of period                    $  11.10           $  10.00
                                                        --------           --------
Increase from investment operations:
  Net investment income (loss)                          $  (0.03)          $   0.03
  Net realized and unrealized gain on investments
   and foreign currency transactions                        1.00               1.07
                                                        --------           --------
   Net increase from investment operations              $   0.97           $   1.10
Distribution to shareowners:
  Net investment income                                    (0.01)                 -
  Net realized gain                                        (0.21)                 -
                                                        --------           --------
Net increase in net asset value                         $   0.75           $   1.10
                                                        --------           --------
Net asset value, end of period                          $  11.85           $  11.10
                                                        ========           ========
Total return*                                               8.78%             11.00%(b)
Ratio of net expenses to average net assets+                2.20%**            2.20%**
Ratio of net investment income (loss) to average
  net assets+                                              (0.39)%**           0.45%**
Portfolio turnover rate                                       58%**              35%(b)
Net assets, end of period (in thousands)                $    901           $    549
Ratios with no waiver of management fees and
  assumption of expenses by PIM
  Net expenses                                              5.04%**           11.40%**
  Net investment loss                                      (3.23)%**          (8.75)%**

(a) Class B shares were first publicly offered on December 15, 2005.
(b) Not Annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   25

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Six Months        12/15/05 (a)
                                                           Ended               to
                                                          2/28/07            8/31/06
                                                        (unaudited)
CLASS C
Net asset value, beginning of period                    $  11.10           $  10.00
                                                        --------           --------
Increase from investment operations:
  Net investment income (loss)                          $  (0.03)          $   0.03
  Net realized and unrealized gain on investments
   and foreign currency transactions                        0.99               1.07
                                                        --------           --------
   Net increase from investment operations              $   0.96           $   1.10
Distribution to shareowners:
  Net realized gain                                        (0.21)                 -
                                                        --------           --------
Net increase in net asset value                         $   0.75           $   1.10
                                                        --------           --------
Net asset value, end of period                          $  11.85           $  11.10
                                                        ========           ========
Total return*                                               8.70%             11.00%(b)
Ratio of net expenses to average net assets+                2.20%**            2.20%**
Ratio of net investment income (loss) to average
  net assets+                                              (0.42)%**           0.45%**
Portfolio turnover rate                                       58%**              35%(b)
Net assets, end of period (in thousands)                $    648           $    445
Ratios with no waiver of management fees and
  assumption of expenses by PIM
  Net expenses                                              5.01%**           10.98%**
  Net investment loss                                      (3.23)%**          (8.33)%**

(a) Class C shares were first publicly offered on December 15, 2005.
(b) Not Annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

26  The accompanying notes are an integral part of these financial statements.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/07 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Global Select Equity Fund (the Fund), is one of three portfolios comprising Pioneer Series Trust V, a Delaware statutory business trust registered under the Investment Company Act of 1940 an open-end management investment company. The Fund is non-diversified. The Fund was organized on October 12, 2005, and commenced operations on December 15, 2005. Prior to October 12, 2005, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). The fund's investment objective is to seek long-term capital growth.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal risk is contained in the Fund's prospectus(es). Please refer to those documents when considering the Fund's risks.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements which are

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/07  (unaudited) (continued)
--------------------------------------------------------------------------------

consistent with those policies generally accepted in the investment company industry:


A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued using the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued using the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Fund invests primarily in securities of non-U.S. issuers. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that the use of daily fair valuations as provided by a pricing service is appropriate for the Fund. The Fund may also take into consideration other significant events in determining the fair value of these securities. Thus, the Fund's securities valuations may differ from prices reported by the various local exchanges and markets. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

B. Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions payable will be determined at the end of the current fiscal year. There were no distributions paid by the Fund during the period ended August 31, 2006.

    The following shows the components of distributable earnings on a federal income tax basis at August 31, 2006.

-------------------------------------------------------------------------------
                                       2006
--------------------------------------------------------------------------------
  Undistributed ordinary income     $ 49,303
  Unrealized appreciation             82,698
                                    --------
    Total                           $132,001
                                    ========
-------------------------------------------------------------------------------


    The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the mark to market of forward currency contracts.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $634 in underwriting commissions on the sale of Class A shares during the six months ended February 28, 2007.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/07  (unaudited) (continued)
--------------------------------------------------------------------------------

D.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates. Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

E.  Forward Foreign Currency Contracts

    The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. At February 28, 2007, the Fund had no outstanding portfolio hedges.

2.  Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $500 million; 0.70% of the next $500 million and 0.65% of the excess over $1 billion. For the six months ended February 28, 2007, the net management fee was equivalent to 0.75% of the average daily net assets.

PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

necessary to limit the Fund's expenses to 1.30%, 2.20% and 2.20% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through January 1, 2009 for Class A and through January 1, 2008 for Class B and Class C shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At February 28, 2007, $63 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3. Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $8,499 in transfer agent fees payable to PIMSS at February 28, 2007.

4. Distribution Plans and Service Plans

The Fund adopted a Plan of Distribution in accordance with Rule 12b-1 of the Investment Company Act of 1940. The Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $53 in distribution fees payable to PFD at February 28, 2007

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00% based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/07  (unaudited) (continued)
--------------------------------------------------------------------------------

Proceeds from the CDSCs are paid to PFD. For the six months ended February 28, 2007, CDSCs in the amount of $156 were paid to PFD.

5. New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than June 29, 2007. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees"), voting separately, annually approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract: (i) will enable the Fund to receive quality investment advisory services at a fee deemed reasonable; and (ii) is in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session, separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Interested Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund and/or officers of the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and also relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included information on (i) the investment performance of the Fund, a peer group of funds as classified by Morningstar, Inc., an independent evaluation service ("Morningstar") and an index considered appropriate by the Independent Trustees for this purpose, (ii) sales and redemption activity in respect of the Fund,
(iii) the general investment outlook in the markets in which the Fund invests,
(iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department and (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested, and the Investment Adviser provided, additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one year period for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (2) management and other fees incurred by a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose,
(5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates' profitability in providing services to the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid by the Funds to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are incurred on a basis other than as a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareowner services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's absolute investment performance based upon total return, as well as the Fund's performance relative to the performance of both a peer group and an index considered appropriate by the Independent Trustees for this purpose. The Fund's performance, based upon total return, was in the first quintile of its Morningstar category peer group for the period ended June 30, 2006. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund was strong during the short period since its inception.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the size, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to perform its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality and extent of other services provided to shareowners of the Fund, including administrative and shareowner services performed by the Investment Adviser under the Management

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

    Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser or its affiliates under other contracts, as well as the Investment Adviser's supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by its Morningstar category peer group. The Fund's management fee for the period ended June 30, 2006 was in the second quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees also considered the Fund's expense ratio for the period ended June 30, 2006 and expense ratios for the comparable period of the peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC, an independent third party. The Trustees found the Fund's expense ratio for the period ended June 30, 2006 to be in the first quintile, according to data for the applicable peer group for the most recent fiscal year.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund, as well as the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited industry data available. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that in light of anticipated growth of the Fund, break points in the management fee were not necessary at this time. However, the Trustees would evaluate the need for break points from time to time.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. In light of the Investment Adviser's overall performance, the Trustees considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their review of the overall nature and quality of services provided by the Investment Adviser and the fees charged by other funds in the Fund's relevant peer group, and taking into account all material factors deemed relevant by the Trustees as well as the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund, including the fee payable thereunder, was fair and reasonable and that its renewal was in the best interests of the Fund and its shareholders. Accordingly, the Trustees voted to approve the continuation of the Management Contract for another year.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                          Officers
John F. Cogan, Jr., Chairman                      John F. Cogan, Jr., President
David R. Bock                                     Vincent Nave, Treasurer
Mary K. Bush                                      Dorothy E. Bourassa, Secretary
Margaret B.W. Graham
Thomas J. Perna
Marguerite A. Piret
John Winthrop



Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

38
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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                          1-800-225-4240


Our internet e-mail address            ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site:                            www.pioneerinvestments.com


Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



--------------------------------------------------------------------------------

                             [LOGO] PIONEER
                                   ---------
                                   OAK RIDGE
                                    ALL CAP
                                     GROWTH
                                      FUND

                                   Semiannual
                                     Report

                                    2/28/07

 Table of Contents
--------------------------------------------------------------------------------
Letter to Shareowners                                                    2

Portfolio Management Discussion                                          4

Portfolio Summary                                                        8

Prices and Distributions                                                 9

Performance Update                                                      10

Comparing Ongoing Fund Expenses                                         13

Schedule of Investments                                                 15

Financial Statements                                                    20

Notes to Financial Statements                                           26

Trustees, Officers and Service Providers                                31

                                                                      Chairman's

Dear Shareowner,
--------------------------------------------------------------------------------
Welcome to Pioneer. We thank you for your investment in Pioneer Oak Ridge All Cap Growth Fund and are pleased to provide you with the Fund's first shareholder report since its inception on October 17, 2006. In managing the Pioneer Oak Ridge All Cap Growth Fund, we seek to identify what we believe are the "best of the best" from the three portfolios in order to create a fund of about 40-60 stocks in the growth universe. In an interview on page 6 of this report, Lead Portfolio Manager Robert McVicker, discusses the investment strategies used over the abbreviated fiscal period since October 17, 2006.

As the global economy reacted to good and bad news of 2006, overall it managed to keep chugging along with fairly stable growth. Looking back, the economic stories included slowing economic growth bringing monetary tightening to an end in the United States, price action in oil and other commodity markets threatening to unsettle global growth and inflation, geopolitical uncertainties and corporate earnings growth surpassing market expectations.

Global growth surpassed most analyst expectations in 2006. The International Monetary Fund estimates world output increased by 5.1% in 2006, up from 4.9% in 2005 and above the 3.7% average annual pace of growth of the previous 20 years. Growth is estimated to slow modestly in 2007 but to remain well above the long-term average.

U.S. economic growth slowed gradually over 2006, with full-year growth of GDP of 3.1%, modestly below 2005 growth but still strong enough to lower the unemployment rate to 4.5%. While many observers were concerned that a weakening housing sector could be a drag on consumer spending, the consumer has shown resilience supported by a strong labor market and associated income growth and by oil and gasoline prices falling from record highs in the second half of 2006. Corporate America has also proved resilient in the face of the slowing housing sector, with business investment growing at its fastest rate since 2000.

The Federal Reserve stopped increasing interest rates in mid-2006, but has retained its bias to tighten rates, reflecting upside risks to inflation, particularly from the tight labor market, and confidence that the economy remained on solid ground. Consumers welcomed the relief from oil prices that peaked at mid-year and fell sharply towards year-end. Likewise, in the second half of 2006, they benefited from the modest easing of core inflation (which excludes energy and food items), though such core inflation remains above what is generally considered the central bank's "comfort zone."

The European economy surpassed many economists' expectations in 2006. Eurozone GDP grew at a 3% pace, much stronger than its 1.8% average annual growth pace since 2000. Underlying this strength has been buoyant and broad-based strength in business sentiment and investment and in exports. While household consumption showed mixed results, the unemployment rate fell to 7.7% by the end of 2006. The European Central Bank raised interest rates gradually to 3.5% over the course of 2006, reflecting firm economic growth, steadily tightening labor market conditions, and fast growing money supply. Core inflation in the Eurozone remains reasonably benign, at roughly 1.5% per annum. European stock markets posted strong returns; appreciation of the Euro relative to both the dollar and Yen made the Eurozone stock market the top performer of 2006.

The Japanese economy continued to grow firmly in 2006. Business investment was the major driver of expansion as increasing capacity utilization and better

Letter

sentiment encouraged a new wave of investment. As deflation ended, the Bank of Japan ended its zero interest rate policy, although it has raised rates to only 0.25% in 2006. After a strong showing in 2005, the Japanese stock market posted only muted gains in 2006.

Emerging economies enjoyed strong, relatively uninterrupted economic growth in 2006. Good financing conditions, buoyant commodity prices, which boosted income and investment in commodity exporting countries, and strong export demand from developed economies drove this growth. The emerging market stock index was very strong in early 2006, sold off to near start-of-year levels, then rallied to finish the year only marginally behind the Eurozone. We believe similar growth can be expected in the emerging markets if current domestic economic and political conditions prevail.

While global economic momentum has started to slow, we expect the global economy to continue growing firmly in 2007, supported by business investment, rising employment, and lower energy prices. A slowdown in the U.S. growth rate would be welcome, since rapid growth could increase the risk of inflationary pressures, which would force the Federal Reserve to raise interest rates. We expect Europe and Japan to grow similarly, while emerging market economies are expected to continue their strong growth. In this scenario, fixed-income assets are expected to produce total returns generally in line with their current yields, while equities are expected to produce returns generally in line with earnings growth, which we forecast to be moderately above bond yields.

Our cautiously optimistic outlook on most regions of the world and asset classes reinforces the importance of Pioneer Investments' message that investors should remain diversified, take a long-term view rather than over-reacting to breaking news, and base investment decisions on economic and market fundamentals rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Fund shareowners work toward achieving their long-term goals.

Respectfully,


/s/John F. Cogan, Jr.


John F. Cogan, Jr., Chairman
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/28/07
--------------------------------------------------------------------------------

In the following interview, Robert McVicker, Pioneer Oak Ridge All Cap Growth Fund's Lead Portfolio Manager, discusses the factors that influenced performance during the period from the Fund's inception date of October 17, 2006 through February 28, 2007.

Q:   How did the market and the Fund perform during the reporting period?

A: Despite a downturn in the final week of February, the market backdrop was exceptionally favorable during the four-plus months since we started the Fund. The US economy continued to grow at a steady pace, yet with a low enough level of inflation to dissuade the Federal Reserve Board from raising interest rates. Strength in corporate earnings continued to support the market as well: the fourth quarter of 2006 marked the fourteenth consecutive quarter of double-digit profit growth for US companies. Adding a further spark to the rally was the high level of liquidity in the global financial system; or in other words, the large amount of cash available to be put to work in the markets. The flood of liquidity fueled a variety of positive trends, such as a frenzy of merger and acquisition activity, a surge in stock buybacks by corporations, and rising risk appetites among investors.

     In this environment, the Fund's Class A shares returned 3.10%, outperforming the 3.05% return of its benchmark - the Russell 3000 Growth Index.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   How is the Fund managed?

A: The Fund includes stocks selected from the three portfolios managed by Oak Ridge Investments - Pioneer Oak Ridge Large Cap Growth Fund, Pioneer Oak Ridge Small Cap Growth Fund, and the mid-cap growth portfolio that we run for private accounts. Each of

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     these portfolios invests in high-quality, fast-growing, and reasonably valued companies within their respective asset classes. The All Cap Growth Fund then seeks to identify what we believe are the "best of the best" from the three portfolios in order to create a fund of about 40-60 stocks in the growth universe. We believe this focused portfolio allows us to reap the benefits if our stock selection proves effective, yet at the same time we strive to manage risk by maintaining an appropriate level of sector and market cap diversification. Our goal is to invest in stocks for the long-term, thereby limiting the Fund's portfolio turnover rate.

     In order to select stocks for the Fund, we use three main criteria. First, we look for superior companies that are taking market share and forcing their competitors to adjust. Second, we invest only in companies with a history of consistent earnings growth and a high likelihood of consistent future earnings growth. Third, we only buy stocks at valuations that are reasonable relative to the company's earnings prospects and fundamentals. For instance, we will only buy a stock if its price-to-earnings ratio is no more than two times its growth rate.

     We believe this extensive filtration process, along with our flexibility to select stocks across all market capitalizations in order to find the best investment ideas, will hold the Fund's shareholders in good stead over time.

Q:   What factors helped performance during the abbreviated reporting period?

A: The Fund benefited from our stock selection in the energy sector, where two natural gas drillers - XTO Energy (a large cap) and Southwestern Energy (a mid cap) both outperformed their industry peers by a wide margin. We also generated outperformance in the industrials and technology sectors.

     The top individual contributor was Cognizant Technology Solutions, which as a provider of information technology (IT) outsourcing services has benefited greatly from US companies' growing propensity to move elements of their IT functions to India in order to reduce costs. Precision Castparts also was a strong performer for the Fund. A manufacturer of highly engineered airplane parts, the company has capitalized on both growing demand from the emerging markets as well as airlines' need to replace planes in

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/28/07                            (continued)
--------------------------------------------------------------------------------

     their aging fleets. The third-best contributor was Stericycle, which as the largest player in the tightly-regulated hospital waste services industry has been able to both gain market share and exercise pricing power with its customers. In addition, the company's contract-based business has enabled it to deliver consistent and reliable earnings growth over time. Rounding out the list of top contributors was Marriott International, which has delivered rising earnings on the strength of increased corporate spending on business travel.

Q:   What elements of the Fund's positioning detracted from performance?

A: The Fund's holdings in the materials sector underperformed. Our avoidance of cyclical stocks weighed on relative performance at a time when sectors such as aluminum, steel and metals surged. Our stock picks in the consumer discretionary sector also underperformed, the result of the Fund's lack of a position in the specialty retailers group. The best performers in this segment were the teen retailers, but we avoid this area on the basis that even the best fundamental stock research will not be able accurately to predict teen fashion trends. We focused instead on steadier businesses such as Gamestop, which sells new and used video games; O'Reilly Automotive, which provides auto parts and services to the commercial and retail markets; and Staples, which - like Marriott - is positioned to take advantage of the continued strength in corporate spending. While by no means cutting-edge, these businesses represent the type of stable growers in which we prefer to invest.

     Among the most significant individual detractors from performance was Sallie Mae, the student loan provider that is facing increased political headwinds in the form of the new Congressional inquiries. Believing this development reduced the visibility regarding the company's growth outlook, we elected to sell the position. Also detracting was East/West Bancorp, a small-cap bank with a focus on the Asian market on the West Coast. The company's earnings were pressured by the decline in long-term interest rates relative to short-term rates, a development that resulted in declining margins between the rate it can earn on loans versus what it pays out on deposits. As with Sallie Mae, the cloudier outlook for East/West's earnings prompted us to eliminate the stock from the portfolio.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Q:   What is your outlook for growth stocks?

A: As the reporting period drew to a close, investor psychology seemed to be characterized by a great deal of caution regarding the outlook for the rest of this year. In contrast to that consensus view, we are fairly optimistic. Despite superior earnings, growth stocks remain at historically low valuation levels relative to traditional "value" stocks. In addition, we believe decelerating profit growth for the overall market will lead to rising investor demand for stocks that can produce reliable growth. Specifically, we believe companies that can deliver earnings via strong top-line sales growth, and not just cost-cutting, will become increasingly attractive to investors.

     With that as a backdrop, we will be looking to take advantage of market volatility to purchase stocks whose valuations have declined to attractive levels. Our investment style can be characterized as "growth at a reasonable price," or GARP, strategy. While growth has been relatively easy to find in recent years, the "reasonable price" element of the equation has been more difficult. We are optimistic that rising risk aversion among investors will bring a larger number of stocks into our buy zone as the year progresses.

     Thank you for your interest in Pioneer Oak Ridge All Cap Growth Fund. We look forward to the opportunity to communicate regularly with shareholders in the months and years ahead.

The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Oak Ridge All Cap Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 2/28/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING IS REPRESENTED IN THE PRINTED MATERIAL AS A PIE CHART]

U.S. Common Stocks                                              98.0%
Depositary Receipts for International Stocks                     2.0%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total equity holdings)

[THE FOLLOWING IS REPRESENTED IN THE PRINTED MATERIAL AS A PIE CHART]

Information Technology                                          30.5%
Idustrials                                                      22.3%
Health Care                                                     17.0%
Consumer Discretionary                                          13.3%
Consumer Staples                                                 7.0%
Energy                                                           4.3%
Financials                                                       4.0%
Materials                                                        1.6%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total equity holdings)*

 1. Cognizant Tech Solutions Corp.                              4.94%
 2. Google, Inc.                                                3.51
 3. Stericycle, Inc.                                            3.11
 4. Genentech, Inc.                                             2.86
 5. Procter & Gamble Co.                                        2.73
 6. Cisco Systems, Inc.                                         2.63
 7. General Electric Co.                                        2.53
 8. Staples, Inc.                                               2.46
 9. Danaher Corp.                                               2.43
10. FedEx Corp.                                                 2.38

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class                           2/28/07                        10/17/06
-------                          -------                        ---------
   A                              $10.31                         $10.00
   C                              $10.28                         $10.00
   Y                              $10.28                         $10.00

Distributions Per Share
--------------------------------------------------------------------------------

                                            10/17/06 - 2/28/07
                                            ------------------
                    Net
                 Investment        Short-Term             Long-Term
 Class             Income        Capital Gains          Capital Gains
 -----             ------        -------------          --------------
   A               $ -               $ -                    $ -
   C               $ -               $ -                    $ -
   Y               $ -               $ -                    $ -


--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Russell 3000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-12.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/07                               CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge All Cap Growth Fund at public offering price, compared to that of the Russell 3000 Growth Index.

[THE FOLLOWING IS REPRESENTED IN THE PRINTED MATERIAL AS A MOUNTAIN CHART]

Value of $10,000 Investment

                             Pioneer Oak
                             Ridge All Cap                  Russell 3000
                             Growth Fund                    Growth Index
10/06                        9,425                          10,000
2/07                         9,681                          10,305

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of February 28, 2007)

                               Net Asset          Public Offering
 Period                        Value (NAV)        Price (POP)
 Life-of-Class
 (10/17/06)                      3.10%               -2.83%

--------------------------------------------------------------------------------
 Expense Ratio
 (As of October 13, 2006)
                                 Gross                 Net
                                 1.35%                 1.25%
--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 5.75% sales charge. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Some expenses are based on estimated amounts for the current fiscal year.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/09 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/07                              CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge All Cap Growth Fund, compared to that of the Russell 3000 Growth Index.

[THE FOLLOWING IS REPRESENTED IN THE PRINTED MATERIAL AS A MOUNTAIN CHART]

Value of $10,000 Investment

                             Pioneer Oak
                             Ridge All Cap                Russell 3000
                             Growth Fund                  Growth Index
10/6                         10,000                       10,000
2/07                         10,139                       10,305

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of February 28, 2007)

Period                          If Held                     If Redeemed
Life-of-Class
(10/17/06)                       2.80%                         1.80%

--------------------------------------------------------------------------------
Expense Ratio
(As of October 13, 2006)
                                 Gross                          Net
                                 2.25%                         2.15%
--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Some expenses are based on estimated amounts for the current fiscal year.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/08 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/07                               CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge All Cap Growth Fund, compared to that of the Russell 3000 Growth Index.

[THE FOLLOWING IS REPRESENTED IN THE PRINTED MATERIAL AS A MOUNTAIN CHART]

Value of $10,000 Investment

                             Pioneer Oak
                             Ridge All Cap                  Russell 3000
                             Growth Fund                    Growth Index
10/06                          9,425                        10,000
 2/07                         10,259                        10,305

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of February 28, 2007)

Period                          If Held                 If Redeemed
Life-of-Class
(10/17/06)                       2.80%                     2.80%
--------------------------------------------------------------------------------
Expense Ratio
(As of October 13, 2006)
                                Gross                       Net
                                0.90%                      0.90%
--------------------------------------------------------------------------------

Call 1-800-225-6292 or pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends, and capital gains. Other share classes are available for which performance and expenses will differ.

Some expenses are based on estimated amounts for the current fiscal year.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Large Cap Growth Fund

Based on actual returns from October 17, 2006 through February 28, 2007

Actual
Share Class                 A              C              Y
--------------------------------------------------------------------------------
 Beginning Account      $1,000.00       $1,000.00       $1,000.00
 Value On 10/17/06
 Ending Account         $1,031.00       $1,028.00       $1,028.00
 Value On 2/28/07
 Expenses Paid          $    4.69       $    8.06       $    7.73
 During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, and 2.06%, for Class A, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 135/365 (to reflect the partial year period).

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Large Cap Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from October 17, 2006 through February 28, 2007


Hypothetical
Share Class                 A              C              Y
--------------------------------------------------------------------------------
 Beginning Account      $1,000.00       $1,000.00       $1,000.00
 Value On 10/17/06
 Ending Account         $1,013.87       $1,010.54       $1,010.87
 Value On 2/28/07
 Expenses Paid          $    4.66       $    7.99       $    7.66
 During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, and 2.06%, for Class A, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 135/365 (to reflect the partial year period).

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/07 (unaudited)
--------------------------------------------------------------------------------

  Shares                                                             Value
           COMMON STOCKS - 92.9%
           Energy - 3.9%
           Oil & Gas Exploration & Production - 3.9%
  640      Southwestern Energy Co.*                             $   24,960
  465      XTO Energy, Inc.                                         24,022
                                                                ----------
                                                                $   48,982
                                                                ----------
           Total Energy                                         $   48,982
                                                                ----------
           Materials - 1.5%
           Specialty Chemicals - 1.5%
  430      Ecolab, Inc.                                         $   18,189
                                                                ----------
           Total Materials                                      $   18,189
                                                                ----------
           Capital Goods - 10.4%
           Aerospace & Defense - 2.0%
  275      Precision Castparts Corp.                            $   25,017
                                                                ----------
           Industrial Conglomerates - 2.4%
  835      General Electric Co.                                 $   29,158
                                                                ----------
           Industrial Machinery - 6.0%
  390      Danaher Corp.                                        $   27,940
  755      Gardner Denver, Inc.*                                    25,572
  400      Idex Corp.                                               20,804
                                                                ----------
                                                                $   74,316
                                                                ----------
           Total Capital Goods                                  $  128,491
                                                                ----------
           Commercial Services & Supplies- 6.4%
           Diversified Commercial Services - 1.4%
  330      CRA International, Inc.*                             $   17,091
                                                                ----------
           Environmental & Facilities Services - 5.0%
  460      Stericycle, Inc.*                                    $   35,793
  595      Waste Connections, Inc.*                                 26,311
                                                                ----------
                                                                $   62,104
                                                                ----------

The accompanying notes are an integral part of these financial statements.   15

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/07                         (unaudited) (continued)
--------------------------------------------------------------------------------

    Shares                                                           Value
             Total Commercial Services & Supplies               $   79,195
                                                                ----------
             Transportation - 3.9%
             Air Freight & Couriers - 3.9%
     240     FedEx Corp.                                        $   27,403
     680     UTI Worldwide, Inc.                                    20,495
                                                                ----------
                                                                $   47,898
                                                                ----------
             Total Transportation                               $   47,898
                                                                ----------
             Consumer Services - 2.1%
             Hotels, Resorts & Cruise Lines - 2.1%
     530     Marriott International, Inc.                       $   25,392
                                                                ----------
             Total Consumer Services                            $   25,392
                                                                ----------
             Media - 3.2%
             Broadcasting & Cable Television - 1.5%
     735     Comcast Corp.*                                     $   18,904
                                                                ----------
             Movies & Entertainment - 1.7%
     920     News Corp, Inc.*                                   $   20,728
                                                                ----------
             Total Media                                        $   39,632
                                                                ----------
             Retailing - 7.2%
             Automotive Retail - 1.7%
     600     O'Reilly Automotive, Inc.*                         $   20,658
                                                                ----------
             Computer & Electronics Retail - 1.6%
     380     Gamestop Corp.*                                    $   19,920
                                                                ----------
             General Merchandise Stores - 1.6%
     320     Target Corp.                                       $   19,690
                                                                ----------
             Specialty Stores - 2.3%
   1,090     Staples, Inc.                                      $   28,362
                                                                ----------
             Total Retailing                                    $   88,630
                                                                ----------
             Food, Beverage & Tobacco - 2.0%
             Soft Drinks - 2.0%
     400     PepsiCo, Inc.                                      $   25,260
                                                                ----------

16    The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    Shares                                                      Value
             Total Food, Beverage & Tobacco                     $   25,260
                                                                ----------
             Household & Personal Products - 4.4%
             Household Products - 4.4%
     490     Church & Dwight Co., Inc.                          $   23,496
     495     Procter & Gamble Co.                                   31,428
                                                                ----------
             Total Household & Personal Products                $   54,924
                                                                ----------
             Health Care Equipment & Services - 8.1%
             Health Care Distributors - 1.6%
     385     Henry Schein, Inc.*                                $   20,085
                                                                ----------
             Health Care Equipment - 5.0%
     350     Palomar Medical Technologies*                      $   14,308
     420     ResMed, Inc.*                                          20,068
     320     Zimmer Holdings, Inc.*                                 26,986
                                                                ----------
                                                                $   61,362
                                                                ----------
             Health Care Services - 1.5%
     430     American Healthways, Inc.*                         $   18,701
                                                                ----------
             Total Health Care Equipment & Services             $  100,148
                                                                ----------
             Pharmaceuticals & Biotechnology - 7.7%
             Biotechnology - 3.6%
     195     Amgen, Inc.*                                       $   12,531
     390     Genentech, Inc.*                                       32,904
                                                                ----------
                                                                $   45,435
                                                                ----------
             Life Sciences Tools & Services - 2.2%
     595     Thermo Fisher Scientific, Inc.*                    $   26,936
                                                                ----------
             Pharmaceuticals - 1.9%
     420     Novartis AG (A.D.R.)                               $   23,281
                                                                ----------
             Total Pharmaceuticals & Biotechnology              $   95,652
                                                                ----------
             Diversified Financials - 3.7%
             Consumer Finance - 2.1%
     455     American Express Co.                               $   25,876
                                                                ----------
             Investment Banking & Brokerage - 1.6%
   1,065     Charles Schwab Corp.                               $   19,681
                                                                ----------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/07                         (unaudited) (continued)
--------------------------------------------------------------------------------

    Shares                                                              Value
             Total Diversified Financials                          $   45,557
                                                                   ----------
             Software & Services - 17.8%
             Application Software - 3.9%
     300     Adobe Systems, Inc.*                                  $   11,775
     590     Amdocs, Ltd.*                                             20,420
     320     Ansys, Inc.*                                              16,326
                                                                   ----------
                                                                   $   48,521
                                                                   ----------
             Data Processing & Outsourced Services - 1.7%
     550     Global Payments, Inc.                                 $   21,159
                                                                   ----------
             Internet Software & Services - 5.7%
     570     aQuantive, Inc.*                                      $   14,444
      90     Google, Inc.*                                             40,451
     630     J2 Global Communications, Inc.*                           15,145
                                                                   ----------
                                                                   $   70,040
                                                                   ----------
             IT Consulting & Other Services - 4.6%
     630     Cognizant Tech Solutions Corp.*                       $   56,821
                                                                   ----------
             Systems Software - 1.9%
     835     Microsoft Corp.                                       $   23,522
                                                                   ----------
             Total Software & Services                             $  220,063
                                                                   ----------
             Technology Hardware & Equipment - 7.5%
             Communications Equipment - 5.6%
   1,165     Cisco Systems, Inc.*                                  $   30,220
     700     Corning, Inc.*                                            14,441
     625     Qualcomm, Inc.                                            25,175
                                                                   ----------
                                                                   $   69,836
                                                                   ----------
             Computer Hardware - 1.9%
     285     Apple, Inc.*                                          $   24,114
                                                                   ----------
             Total Technology Hardware & Equipment                 $   93,950
                                                                   ----------

18    The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  Shares                                                                Value
           Semiconductors - 3.1%
  535      Microchip Technology                                    $   19,046
  640      Texas Instruments, Inc.                                     19,814
                                                                   ----------
                                                                   $   38,860
                                                                   ----------
           Total Semiconductors                                    $   38,860
                                                                   ----------
           TOTAL COMMON STOCKS
           (Cost $1,110,879)                                       $1,150,823
                                                                   ----------
           TOTAL INVESTMENT IN SECURITIES - 92.9%
           (Cost $1,110,879) (a)                                   $1,150,823
                                                                   ----------
           OTHER ASSETS AND LIABILITIES - 7.1%                     $   87,849
                                                                   ----------
           TOTAL NET ASSETS - 100.0%                               $1,238,672
                                                                   ==========

(A.D.R.) American Depositary Receipt

*    Non-income producing security.

(a) At February 28, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $1,110,879 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                          $  59,501
       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                            (19,557)
       Net unrealized gain                                                       ---------
                                                                                 $  39,944
                                                                                 =========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended February 28, 2007 aggregated $1,255,353 and $139,184, respectively.


The accompanying notes are an integral part of these financial statements.   19

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 2/28/07 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $1,110,879)                   $1,150,823
  Cash                                                             84,493
  Receivables -
    Fund shares sold                                                4,998
    Dividends, interest and foreign taxes withheld                    462
    Due from Pioneer Investment Management, Inc.                    6,847
  Other                                                             3,843
                                                               ----------
     Total assets                                              $1,251,466
                                                               ----------
LIABILITIES:
  Payables -
    Fund shares repurchased                                    $    4,878
  Due to affiliates                                                   468
  Accrued expenses                                                  7,448
                                                               ----------
     Total liabilities                                         $   12,794
                                                               ----------
NET ASSETS:
  Paid-in capital                                              $1,207,593
  Accumulated net investment loss                                  (3,575)
  Accumulated net realized loss on investments                     (5,290)
  Net unrealized gain on investments                               39,944
                                                               ----------
     Total net assets                                          $1,238,672
                                                               ==========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $499,947/48,478 shares)                    $    10.31
                                                               ==========
  Class C (based on $395,990/38,509 shares)                    $    10.28
                                                               ==========
  Class Y (based on $342,735/33,333 shares)                    $    10.28
                                                               ==========
MAXIMUM OFFERING PRICE:
  Class A ($10.31 [divided by] 94.25%)                         $    10.94
                                                               ==========

20    The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the period from 10/17/06 (Commencement of Operations) to 2/28/07

INVESTMENT INCOME:
  Dividends                                                $2,091
  Interest                                                  1,865
                                                           ------
     Total investment income                                           $ 3,956
                                                                       -------
EXPENSES:
  Management fees                                          $3,188
  Transfer agent fees and expenses
    Class A                                                   294
    Class C                                                   184
    Class Y                                                    92
  Distribution fees
    Class A                                                   414
    Class C                                                 1,334
  Administrative reimbursements                                93
  Custodian fees                                            4,439
  Registration fees                                         1,795
  Professional fees                                        15,014
  Printing expense                                          6,005
  Fees and expenses of nonaffiliated trustees               2,373
  Miscellaneous                                               750
                                                           ------
     Total expenses                                                    $35,975
     Less management fees waived and
       expenses reimbursed by Pioneer Investment
       Management, Inc.                                                (28,444)
                                                                       -------
     Net expenses                                                      $ 7,531
                                                                       -------
       Net investment loss                                             $(3,575)
                                                                       =======
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
  Net realized loss on investments                                     $(5,290)
                                                                       -------
  Change in net unrealized gain on investments                         $39,944
                                                                       -------
  Net gain on investments                                              $34,654
                                                                       -------
  Net increase in net assets resulting from operations                 $31,079
                                                                       =======


The accompanying notes are an integral part of these financial statements.   21

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the period from 10/17/06 (Commencement of Operations) to 2/28/07

                                                                            10/17/06
                                                                               to
                                                                             2/28/07
                                                                           (unaudited)
FROM OPERATIONS:
Net investment loss                                                        $   (3,575)
Net realized loss on investments                                               (5,290)
Change in net unrealized gain on investments                                   39,944
                                                                           ----------
    Net increase in net assets resulting from operations                   $   31,079
                                                                           ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                           $  220,553
Cost of shares repurchased                                                    (12,960)
                                                                           ----------
    Net increase in net assets resulting from fund share transactions      $  207,593
                                                                           ----------
    Net increase in net assets                                             $  238,672
NET ASSETS:
Beginning of period (initial capitalization - 100,000 shares)              $1,000,000
                                                                           ----------
End of period                                                              $1,238,672
                                                                           ==========
Accumulated net investment loss                                            $   (3,575)
                                                                           ==========
                                                              '07 Shares   '07 Amount
                                                             (unaudited)   (unaudited)
CLASS A
Shares sold                                                      16,396    $  167,177
Less shares repurchased                                          (1,251)      (12,960)
                                                                 ------     ---------
    Net increase                                                 15,145    $  154,217
                                                                 ======     =========
CLASS C
Shares sold                                                       5,176    $   53,491
                                                                 ------     ---------
    Net increase                                                  5,176    $   53,491
                                                                 ======     =========
CLASS Y
Less shares repurchased                                               -    $     (115)
                                                                 ------     ---------
    Net increase                                                      -    $     (115)
                                                                 ======     =========


22    The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                10/17/06 (a)
                                                                     to
                                                                   2/28/07
                                                                (unaudited)
CLASS A
Net asset value, beginning of period                              $  10.00
                                                                  --------
Increase (decrease) from investment operations:
  Net investment loss                                             $  (0.01)
  Net realized and unrealized gain on investments                     0.32
                                                                  --------
Net increase in net assets from investment operations             $   0.31
                                                                  --------
Net asset value, end of period                                    $  10.31
                                                                  ========
Total return*                                                         3.10%
Ratio of net expenses to average net assets                           1.25%**
Ratio of net investment loss to average net assets                   (0.32)%**
Portfolio turnover rate                                                 35%**
Net assets, end of period (in thousands)                          $    500
Ratios with no waiver of management fees and assumption
  of expenses by PIM
  Net expenses                                                        8.36%**
  Net investment loss                                                (7.43)%**

(a)  Class A shares were first publicly offered on October 17, 2006.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   23

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               10/17/06 (a)
                                                                    to
                                                                  2/28/07
                                                                (unaudited)
CLASS C
Net asset value, beginning of period                              $  10.00
                                                                  --------
Increase (decrease) from investment operations:
  Net investment loss                                             $  (0.04)
  Net realized and unrealized gain on investments                     0.32
                                                                  --------
Net increase in net assets from investment operations             $   0.28
                                                                  --------
Net asset value, end of period                                    $  10.28
                                                                  ========
Total return*                                                         2.80%
Ratio of net expenses to average net assets                           2.15%**
Ratio of net investment loss to average net assets                   (1.22)%**
Portfolio turnover rate                                                 35%**
Net assets, end of period (in thousands)                          $    396
Ratios with no waiver of management fees and assumption
  of expenses by PIM
  Net expenses                                                        9.06%**
  Net investment loss                                                (8.13)%**

(a)  Class C shares were first publicly offered on October 17, 2006.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

24    The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             10/17/06 (a)
                                                                  to
                                                                2/28/07
                                                              (unaudited)
CLASS Y
Net asset value, beginning of period                          $  10.00
                                                              --------
Increase (decrease) from investment operations:
  Net investment loss                                         $  (0.04)
  Net realized and unrealized gain on investments                 0.32
                                                              --------
Net increase in net assets from investment operations         $   0.28
                                                              --------
Net asset value, end of period                                $  10.28
                                                              ========
Total return*                                                     2.80%
Ratio of net expenses to average net assets                       2.06%**
Ratio of net investment loss to average net assets               (1.13)%**
Portfolio turnover rate                                             35%**
Net assets, end of period (in thousands)                      $    343
Ratios with no waiver of management fees and assumption
  of expenses by PIM
  Net expenses                                                    7.97%**
  Net investment loss                                            (7.04)%**

(a)  Class Y shares were first publicly offered on October 17, 2006.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   25

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/07 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Oakridge All Cap Growth Fund (the Fund) is one of five series of portfolios comprising Pioneer Series Trust V, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is capital appreciation.

The Fund offers three classes of shares - Class A, Class C and Class Y shares. Class A and Class C shares were first publicly offered on October 17, 2006. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class C and Class Y shareowners have exclusive voting rights with respect to the distribution plan for each class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At February 28, 2007, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions paid will be determined at the end of the current fiscal year.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/07  (unaudited) (continued)
--------------------------------------------------------------------------------

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately $8 in underwriting commissions on the sale of Class A shares for the period ended February 28, 2007.


D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, and Class C shares of the Fund, respectively (see
     Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, on the same day, and in the same amount, except that Class A, Class C, and Class Y shares bear different transfer agent and distribution fees.


2.   Management Agreement

PIM, a wholly owned subsidiary of UniCredito Italino, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.75% of the Fund's average daily net assets up to $500 million; and 0.70% on assets over $500 million. The management fees were equivalent to 0.75% of the average daily net assets for the period.

Pioneer has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.25% and 2.15% of the average daily net assets attributable to Class A and Class C shares, respectively. These expense limitations are in effect through

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

January 1, 2009 for Class A shares and through January 1, 2008 for Class C shares. There is no expense limitation in effect for Class Y shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. On February 28, 2007, there were no management fees, administrative costs or other services payable to PIM.


3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $454 in transfer agent fees payable to PIMSS at February 28, 2007.


4.   Distribution and Service Plan

The Fund adopted a Plan of Distribution for Class A and Class C shares (Class A Plan, and Class C Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Included in due to affiliates is $14 in distribution fees payable to PFD at February 28, 2007.

In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the period ended February 28, 2007, no CDSCs were paid to PFD.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/07  (unaudited) (continued)
--------------------------------------------------------------------------------

5.   Expense Offset Arrangements

The Fund has entered into an expense offset arrangement with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the period ended February 28, 2007, the Fund's expenses were not reduced under such arrangement.


6.   New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than June 29, 2007. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
David R. Bock                            Vincent Nave, Treasurer
Mary K. Bush                             Dorothy E. Bourassa, Secretary
Margaret B.W. Graham
Thomas J. Perna
Marguerite A. Piret
John Winthrop


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Subadviser
Oak Ridge Investments, LLC


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

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32

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34


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

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

    Call us for:

    Account Information, including existing accounts,
    new accounts, prospectuses, applications
    and service forms                                             1-800-225-6292

    FactFone(SM) for automated fund yields, prices,
    account information and transactions                          1-800-225-4321

    Retirement plans information                                  1-800-622-0176

    Telecommunications Device for the Deaf (TDD)                  1-800-225-1997

    Write to us:

    PIMSS, Inc.
    P.O. Box 55014
    Boston, Massachusetts 02205-5014


    Our toll-free fax                                             1-800-225-4240


    Our internet e-mail address               ask.pioneer@pioneerinvestments.com
    (for general questions about Pioneer only)


    Visit our web site:                               www.pioneerinvestments.com


Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                     PIONEER
                                    --------
                                     SELECT
                                    RESEARCH
                                     GROWTH
                                      FUND

                                   Semiannual
                                     Report

                                     2/28/07

                                 [LOGO] PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------
Letter to Shareowners                                                          2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              7

Prices and Distributions                                                       8

Performance Update                                                             9

Comparing Ongoing Fund Expenses                                               10

Schedule of Investments                                                       12

Financial Statements                                                          17

Notes to Financial Statements                                                 21

Factors Considered by the Independent Trustees in Approving
the Management Contract                                                       26

Trustees, Officers and Service Providers                                      31

                                                                      Chairman's

Dear Shareowner,
--------------------------------------------------------------------------------
As the global economy reacted to good and bad news of 2006, overall it managed to keep chugging along with fairly stable growth. Looking back, the economic stories included slowing economic growth bringing monetary tightening to an end in the United States, price action in oil and other commodity markets threatening to unsettle global growth and inflation, geopolitical uncertainties and corporate earnings growth surpassing market expectations.

Global growth surpassed most analyst expectations in 2006. The International Monetary Fund estimates world output increased by 5.1% in 2006, up from 4.9% in 2005 and above the 3.7% average annual pace of growth of the previous 20 years. Growth is estimated to slow modestly in 2007 but to remain well above the long-term average.

U.S. economic growth slowed gradually over 2006, with full-year growth of GDP of 3.1%, modestly below 2005 growth but still strong enough to lower the unemployment rate to 4.5%. While many observers were concerned that a weakening housing sector could be a drag on consumer spending, the consumer has shown resilience supported by a strong labor market and associated income growth and by oil and gasoline prices falling from record highs in the second half of 2006. Corporate America has also proved resilient in the face of the slowing housing sector, with business investment growing at its fastest rate since 2000.

The Federal Reserve stopped increasing interest rates in mid-2006, but has retained its bias to tighten rates, reflecting upside risks to inflation, particularly from the tight labor market, and confidence that the economy remained on solid ground. Consumers welcomed the relief from oil prices that peaked at mid-year and fell sharply towards year-end. Likewise, in the second half of 2006, they benefited from the modest easing of core inflation (which excludes energy and food items), though such core inflation remains above what is generally considered the central bank's "comfort zone."

The European economy surpassed many economists' expectations in 2006. Eurozone GDP grew at a 3% pace, much stronger than its 1.8% average annual growth pace since 2000. Underlying this strength has been buoyant and broad-based strength in business sentiment and investment and in exports. While household consumption showed mixed results, the unemployment rate fell to 7.7% by the end of 2006. The European Central Bank raised interest rates gradually to 3.5% over the course of 2006, reflecting firm economic growth, steadily tightening labor market conditions, and fast growing money supply. Core inflation in the Eurozone remains reasonably benign, at roughly 1.5% per annum. European stock markets posted strong returns; appreciation of the Euro relative to both the dollar and Yen made the Eurozone stock market the top performer of 2006.

The Japanese economy continued to grow firmly in 2006. Business investment was the major driver of expansion as increasing capacity utilization and better sentiment encouraged a new wave of investment. As deflation ended, the Bank of Japan ended its zero interest rate policy, although it has raised rates to only 0.25% in 2006. After a strong showing in 2005, the Japanese stock market posted only muted gains in 2006.

Emerging economies enjoyed strong, relatively uninterrupted economic growth in 2006. Good financing conditions, buoyant commodity prices, which boosted income and investment in commodity exporting countries, and strong export demand from developed economies drove this growth. The emerging market stock

Letter

index was very strong in early 2006, sold off to near start-of-year levels, then rallied to finish the year only marginally behind the Eurozone. We believe similar growth can be expected in the emerging markets if current domestic economic and political conditions prevail.

While global economic momentum has started to slow, we expect the global economy to continue growing firmly in 2007, supported by business investment, rising employment, and lower energy prices. A slowdown in the U.S. growth rate would be welcome, since rapid growth could increase the risk of inflationary pressures, which would force the Federal Reserve to raise interest rates. We expect Europe and Japan to grow similarly, while emerging market economies are expected to continue their strong growth. In this scenario, fixed-income assets are expected to produce total returns generally in line with their current yields, while equities are expected to produce returns generally in line with earnings growth, which we forecast to be moderately above bond yields.

Our cautiously optimistic outlook on most regions of the world and asset classes reinforces the importance of Pioneer Investments' message that investors should remain diversified, take a long-term view rather than over-reacting to breaking news, and base investment decisions on economic and market fundamentals rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Fund shareowners work toward achieving their long-term goals.

Respectfully,

/s/ JOHN F. COGAN, JR.

John F. Cogan, Jr., Chairman
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Research Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/28/07
--------------------------------------------------------------------------------

The U.S. stock market registered strong gains during the six months ended February 28, 2007, supported by a durable economic expansion, growing corporate profits, modest inflation and a relatively benign interest-rate environment. In the following interview, members of the team responsible for managing Pioneer Select Research Growth Fund review the period. Discussing the factors that affected Fund performance during the six months are: Diego Franzin, Head of Pioneer's U.S. Quantitative Research & Management Group; Ashesh Savla, a Quantitative Analyst at Pioneer; and John Peckham, CFA, Head of U.S. Equity Research at Pioneer.

Q: How did the Pioneer Select Research Growth Fund perform during the six months ended February 28, 2007?

A: The Fund performed very well. Class A shares had a total return of 10.38%, at net asset value, for the six months. During the same period, the benchmark Russell 1000 Growth Index gained 9.54% while the average performance of the 752 funds in Lipper's Large Cap Growth category was 8.33%.

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What were the principal factors that affected the Fund's performance during the six months?

A: The market environment was very positive. Investors were relieved that the Federal Reserve Board decided to pause in its interest-rate-hike cycle, while energy prices began receding after rising dramatically before the period. Corporations continued to report reasonable profit growth in the face of a supportive economic environment of persistent growth, relatively benign interest rates and modest inflationary pressures by historical standards. Helped by strong employment trends, consumer spending proved to be resilient, despite softness in the housing market.

Pioneer Select Research Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Consistent with the management style of the Fund, stock selection drove performance, led by holdings in the information technology, industrials and consumer discretionary sectors. Our picks in the financials and materials sectors tended to be less supportive of performance. We select the Fund's approximately 50 holdings from the 100 stocks in the Pioneer Research Fund portfolio. Our sector weightings are equal to those of the benchmark Russell 1000 Growth Index. In our selection process, we rank stocks by using quantitative screens based on Pioneer's proprietary analysis of the superior characteristics of stocks in 17 different sectors and industries.

Q: What individual investments had the greatest impact on performance, either positive or negative?

A: Among our information technology holdings, we had especially good results from our positions in Freescale, Sun Microsystems and Apple. Freescale, a leading producer of semiconductors used in components of automobiles, mobile phones and other devices, received a significant buyout offer from a private equity firm. Sun Microsystems began to reap the benefits of its new energy-efficient product line for corporate information technology systems. Apple, meanwhile, introduced its new iPhone which created another growth opportunity for its line of iPod-related devices.

   In the industrials sector, strong performers included railroad company Norfolk Southern and equipment manufacturer Terex. Norfolk Southern - a stock that we sold before period's end - enjoyed the benefits of a healthy economy that created a steady demand for rail shipments. Terex, meanwhile, benefited from healthy demand for heavy equipment from its industrial and utility customers. In the consumer discretionary sector, our selections in the retailing industry performed especially well, led by Target, JC Penney, and McDonald's. Target and JC Penney, aided by their strong franchises, generated better-than-expected sales. McDonald's continued to benefit from a new menu and healthy growth in its international business.

   Among our selections in the financials and materials sectors, performance was held back by not owning some of the better-performing companies. For example, in financials we had a position in Merrill Lynch, which was less exposed to investment

Pioneer Select Research Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/28/07                              (continued)
--------------------------------------------------------------------------------

   banking activities such as mergers-and-acquisitions and initial public stock offerings. Heavy transaction-related activity led to very strong performance by companies such as Goldman Sachs, a company that we did not own. Similarly, in the materials sector, we were underweighted in mining and metals companies, which were among the top performers.

Q: What is your investment outlook?

A: We see good potential for a continued supportive environment for equities.
   Stock valuations are not high, by historical standards, while the economy continues to grow, although at a moderating pace. Inflation and interest rates remain moderate by historical standards, and continued heavy mergers-and-acquisition activity provides a base of support for equity prices. We see the most significant near-term concerns coming from the slumping housing industry and the potential fall-out on sub-prime mortgage providers. However, we believe strong employment trends, if they persist, should give the market to ability to withstand any pressures from the weak housing industry.

   Overall, we remain positive about stocks.

Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Research Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 2/28/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

U.S. Common Stocks                                                         98.0%
Depositary Receipts for International Stocks                                2.0%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

Information Technology                                                     26.3%
Health Care                                                                17.4%
Industrials                                                                14.3%
Consumer Discretionary                                                     14.2%
Consumer Staples                                                            9.8%
Financials                                                                  8.3%
Energy                                                                      3.8%
Materials                                                                   3.4%
Utilities                                                                   1.5%
Telecommunication Services                                                  1.0%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

--------------------------------------------
 1.    Cisco Systems, Inc.             3.95%
--------------------------------------------
 2.    Microsoft Corp.                 3.46
--------------------------------------------
 3.    Apple, Inc.                     3.14
--------------------------------------------
 4.    Target Corp.                    3.10
--------------------------------------------
 5.    Oracle Corp.                    2.90
--------------------------------------------
 6.    United Technologies Corp.       2.78
--------------------------------------------
 7.    3M Co.                          2.59
--------------------------------------------
 8.    Schering-Plough Corp.           2.54
--------------------------------------------
 9.    Eli Lilly & Co.                 2.52
--------------------------------------------
10.    Franklin Resources, Inc.        2.50
--------------------------------------------

* This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods. The holdings listed should not be considered recommendations to buy or sell any securities listed.

Pioneer Select Research Growth Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   2/28/07   8/31/06
 -----   -------   -------
   A      $11.17    $10.18

Distributions Per Share
--------------------------------------------------------------------------------

                       9/1/06 - 2/28/07
         ----------------------------------------------
         Net Investment     Short-Term      Long-Term
 Class       Income       Capital Gains   Capital Gains
 -----   --------------   -------------   -------------
   A        $0.0328           $ -             $ -

Pioneer Select Research Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/07                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Select Research Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.

--------------------------------------------------------------------------------

Average Annual Total Returns
(As of February 28, 2007)
                          Net Asset    Public Offering
Period                   Value (NAV)     Price (POP)
Life-of-Class
(12/15/05)                  10.15%          4.88%
1 Year                      12.59           6.10
--------------------------------------------------------------------------------
Expense Ratio
(As of January 1, 2007)
                                Gross            Net
                                21.63%          1.25%

--------------------------------------------------------------------------------

[DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

                                    Pioneer
                                Select Research     Russell 1000
                                  Growth Fund       Growth Index
----------------------------------------------------------------
12/05                                9,425             10,000
2/06                                 9,587             10,159
2/07                                10,794             10,977

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/09 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000[RegTM] Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Select Research Growth Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000

   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Select Research Growth Fund

Based on actual returns from September 1, 2006 through February 28, 2007


Share Class                                A
------------------------------------------------
Beginning Account Value On 9/1/06      $1,000.00
Ending Account Value On 2/28/07        $1,103.80
Expenses Paid During Period*           $    6.52

* Expenses are equal to the Fund's annualized expense ratio of 1.25% for Class A shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Select Research Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Select Research Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from September 1, 2006 through February 28, 2007

Share Class                               A
-----------------------------------------------
Beginning Account Value On 9/1/06     $1,000.00
Ending Account Value On 2/28/07       $1,018.60
Expenses Paid During Period*          $    6.26

* Expenses are equal to the Fund's annualized expense ratio of 1.25% for Class A shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Select Research Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/07 (unaudited)
--------------------------------------------------------------------------------

Shares                                                           Value
           COMMON STOCKS - 99.3%
           Energy - 3.8%
           Integrated Oil & Gas - 3.8%
   158     ConocoPhillips                                     $ 10,336
   121     USX-Marathon Group, Inc.                             10,980
                                                              --------
                                                              $ 21,316
                                                              --------
           Total Energy                                       $ 21,316
                                                              --------
           Materials - 3.4%
           Diversified Chemical - 1.3%
   166     Dow Chemical Co.                                   $  7,271
                                                              --------
           Diversified Metals & Mining - 1.1%
   111     Freeport-McMoRan Copper & Gold, Inc. (Class B)     $  6,373
                                                              --------
           Steel - 1.0%
    90     Nucor Corp.                                        $  5,478
                                                              --------
           Total Materials                                    $ 19,122
                                                              --------
           Capital Goods - 10.8%
           Aerospace & Defense - 4.9%
   164     Northrop Grumman Corp.                             $ 11,783
   235     United Technologies Corp.                            15,423
                                                              --------
                                                              $ 27,206
                                                              --------
           Construction, Farm Machinery & Heavy Trucks - 2.2%
   191     Terex Corp.*                                       $ 12,575
                                                              --------
           Electrical Component & Equipment - 1.1%
   116     Thomas & Betts Corp.*                              $  5,895
                                                              --------
           Industrial Conglomerates - 2.6%
   194     3M Co.                                             $ 14,372
                                                              --------
           Total Capital Goods                                $ 60,048
                                                              --------
           Transportation - 3.5%
           Air Freight & Couriers - 1.6%
   128     United Parcel Service                              $  8,984
                                                              --------
           Railroads - 1.9%
   105     Union Pacific Corp.                                $ 10,356
                                                              --------
           Total Transportation                               $ 19,340
                                                              --------

12  The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                              Value
           Consumer Durables & Apparel - 1.0%
           Footwear - 1.0%
    56     Nike, Inc.                            $  5,850
                                                 --------
           Total Consumer Durables & Apparel     $  5,850
                                                 --------
           Consumer Services - 2.9%
           Hotels, Resorts & Cruise Lines - 1.3%
   157     Carnival Corp.                        $  7,288
                                                 --------
           Restaurants - 1.6%
   210     McDonald's Corp.                      $  9,181
                                                 --------
           Total Consumer Services               $ 16,469
                                                 --------
           Media - 2.6%
           Broadcasting & Cable TV - 0.7%
   152     Comcast Corp.*                        $  3,897
                                                 --------
           Publishing - 1.9%
   165     McGraw-Hill Co., Inc.                 $ 10,661
                                                 --------
           Total Media                           $ 14,558
                                                 --------
           Retailing - 7.5%
           Apparel Retail - 2.0%
   140     Abercrombie & Fitch Co.               $ 10,944
                                                 --------
           Department Stores - 2.4%
   167     J.C. Penney Co., Inc.                 $ 13,545
                                                 --------
           General Merchandise Stores - 3.1%
   280     Target Corp.                          $ 17,228
                                                 --------
           Total Retailing                       $ 41,717
                                                 --------
           Food & Drug Retailing - 3.6%
           Drug Retail - 3.6%
   307     CVS Corp.                             $  9,643
   238     Walgreen Co.                            10,641
                                                 --------
                                                 $ 20,284
                                                 --------
           Total Food & Drug Retailing           $ 20,284
                                                 --------
           Food, Beverage & Tobacco - 6.1%
           Brewers - 2.0%
   226     Anheuser-Busch Companies, Inc.        $ 11,092
                                                 --------

  The accompanying notes are an integral part of these financial statements.  13

Pioneer Select Research Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/07  (unaudited)                         (continued)
--------------------------------------------------------------------------------

Shares                                                        Value
           Soft Drinks - 2.0%
   177     PepsiCo, Inc.                                   $ 11,178
                                                           --------
           Tobacco - 2.1%
   165     Loews Corp Carolina Group                       $ 11,885
                                                           --------
           Total Food, Beverage & Tobacco                  $ 34,155
                                                           --------
           Health Care Equipment & Services - 7.3%
           Health Care Equipment - 1.5%
   166     Edwards Lifesciences Group*                     $  8,378
                                                           --------
           Health Care Services - 2.2%
   158     Laboratory Corporation of America Holdings*     $ 12,601
                                                           --------
           Health Care Technology - 1.9%
   361     IMS Health, Inc.                                $ 10,426
                                                           --------
           Managed Health Care - 1.7%
   174     Coventry Health Care, Inc.*                     $  9,469
                                                           --------
           Total Health Care Equipment & Services          $ 40,874
                                                           --------
           Pharmaceuticals & Biotechnology - 9.9%
           Biotechnology - 0.8%
   223     Cubist Pharmaceuticals, Inc.*                   $  4,467
                                                           --------
           Pharmaceuticals - 9.1%
   440     Bristol-Myers Squibb Co.                        $ 11,612
   266     Eli Lilly & Co.                                   14,002
   601     Schering-Plough Corp.                             14,111
   316     Teva Pharmaceutical Industries, Ltd.              11,237
                                                           --------
                                                           $ 50,962
                                                           --------
           Total Pharmaceuticals & Biotechnology           $ 55,429
                                                           --------
           Banks - 1.0%
           Diversified Banks - 0.5%
    49     Wachovia Corp.                                  $  2,713
                                                           --------
           Regional Banks - 0.5%
    39     PNC Bank Corp.                                  $  2,859
                                                           --------
           Total Banks                                     $  5,572
                                                           --------

14  The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                  Value
             Diversified Financials - 5.3%
             Asset Management & Custody Banks - 3.5%
     151     Federated Investors, Inc.                 $  5,401
     118     Franklin Resources, Inc.                    13,852
                                                       --------
                                                       $ 19,253
                                                       --------
             Investment Banking & Brokerage - 1.8%
     122     Merrill Lynch & Co., Inc.                 $ 10,209
                                                       --------
             Total Diversified Financials              $ 29,462
                                                       --------
             Insurance - 1.9%
             Multi-Line Insurance - 0.9%
      80     American International Group, Inc.        $  5,368
                                                       --------
             Property & Casualty Insurance - 1.0%
     107     The Traveler Companies, Inc.*             $  5,431
                                                       --------
             Total Insurance                           $ 10,799
                                                       --------
             Software & Services - 11.5%
             Application Software - 2.2%
     380     Citrix Systems, Inc.*                     $ 12,236
                                                       --------
             Systems Software - 9.3%
     230     Macrovision Corp.*                        $  5,674
     682     Microsoft Corp.                             19,212
     980     Oracle Corp.*                               16,101
     633     Symantec Corp.*                             10,824
                                                       --------
                                                       $ 51,811
                                                       --------
             Total Software & Services                 $ 64,047
                                                       --------
             Technology Hardware & Equipment - 10.2%
             Communications Equipment - 5.6%
     846     Cisco Systems, Inc.*                      $ 21,946
     463     Corning, Inc.*                               9,552
                                                       --------
                                                       $ 31,498
                                                       --------
             Computer Hardware - 4.6%
     206     Apple, Inc.*                              $ 17,430
   1,319     Sun Microsystems, Inc.*                      8,085
                                                       --------
                                                       $ 25,515
                                                       --------
             Total Technology Hardware & Equipment     $ 57,013
                                                       --------

  The accompanying notes are an integral part of these financial statements.  15

Pioneer Select Research Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/07  (unaudited) (continued)
--------------------------------------------------------------------------------

Shares                                                Value
           Semiconductors - 4.5%
   461     National Semiconductor Corp.            $ 11,811
   427     Texas Instruments, Inc.                   13,220
                                                   --------
                                                   $ 25,031
                                                   --------
           Total Semiconductors                    $ 25,031
                                                   --------
           Telecommunication Services - 1.0%
           Integrated Telecommunication Services - 1.0%
   149     Verizon Communications, Inc.            $  5,577
                                                   --------
           Total Telecommunication Services        $  5,577
                                                   --------
           Utilities - 1.5%
           Gas Utilities - 1.5%
    98     Questar Corp.                           $  8,246
                                                   --------
           Total Utilities                         $  8,246
                                                   --------
           TOTAL COMMON STOCKS
           (Cost $515,586)                         $554,909
                                                   --------
           TOTAL INVESTMENT IN SECURITIES - 99.3%
           (Cost $515,586) (a)                     $554,909
                                                   --------
           OTHER ASSETS AND LIABILITIES - 0.7%     $  3,835
                                                   --------
           TOTAL NET ASSETS - 100.0%               $558,744
                                                   ========

*   Non-income producing security.


(a) At February 28, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $515,586 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                          $  49,845
       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                            (10,522)
                                                                                 ---------
       Net unrealized gain                                                       $  39,323
                                                                                 =========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended February 28, 2007 aggregated $253,899 and $256,873, respectively.


16  The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 2/28/07 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $515,586)      $554,909
  Cash                                                      15,011
  Receivables -
    Dividends and foreign taxes withheld                       929
    Due from Pioneer Investment Management, Inc.             5,944
  Other                                                      4,226
                                                          --------
     Total assets                                         $581,019
                                                          --------
LIABILITIES:
  Due to affiliates                                       $  5,081
  Accrued expenses                                          17,194
                                                          --------
     Total liabilities                                    $ 22,275
                                                          --------
NET ASSETS:
  Paid-in capital                                         $500,000
  Undistributed net investment income                          (31)
  Accumulated net realized gain on investments              19,452
  Net unrealized gain on investments                        39,323
                                                          --------
     Total net assets                                     $558,744
                                                          ========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $558,744/50,000 shares)               $  11.17
                                                          ========
MAXIMUM OFFERING PRICE:
  Class A ($11.17 [divided by] 94.25%)                    $  11.85
                                                          ========


  The accompanying notes are an integral part of these financial statements.  17

Pioneer Select Research Growth Fund
-----------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------
For the Six Months Ended 2/28/07

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $5)          $3,541
  Interest                                                    457
  Income from securities loaned, net                            6
                                                           ------
     Total investment income                                           $ 4,004
                                                                       -------
EXPENSES:
  Management fees                                          $2,031
  Transfer agent fees and expenses                             19
  Custodian fees                                            6,069
  Registration fees                                           442
  Professional fees                                         8,838
  Printing expense                                          6,040
  Fees and expenses of nonaffiliated trustees               3,269
  Miscellaneous                                               764
                                                           ------
     Total expenses                                                    $27,472
     Less management fees waived and
       expenses reimbursed by Pioneer Investment
       Management, Inc.                                                (24,086)
                                                                       -------
     Net expenses                                                      $ 3,386
                                                                       -------
       Net investment income                                           $   618
                                                                       -------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                     $19,212
                                                                       -------
  Change in net unrealized gain on investments                         $31,504
                                                                       -------
  Net gain on investments                                              $50,716
                                                                       -------
  Net increase in net assets resulting from operations                 $51,334
                                                                       =======


18  The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Growth Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 2/28/07 and the period from 12/15/05
(Commencement of Operations) to 8/31/06

                                                          Six Months     12/15/05
                                                            Ended           to
                                                           2/28/07        8/31/06
                                                         (unaudited)
FROM OPERATIONS:
Net investment income                                    $    618       $  1,056
Net realized gain on investments                           19,212            240
Change in net unrealized gain on investments               31,504          7,819
                                                         --------       --------
    Net increase in net assets resulting
     from operations                                     $ 51,334       $  9,115
                                                         --------       --------
DISTRIBUTIONS TO SHAREOWNERS
Net investment income:
  Class A ($0.03 and $0.00 per share, respectively)      $ (1,705)      $      -
                                                         --------       --------
    Total distributions to shareowners                   $ (1,705)      $      -
                                                         --------       --------
  Net increase in net assets                             $ 49,629       $  9,115
                                                         --------       --------
NET ASSETS:
Beginning of period (initial capitalization -
  50,000 shares)                                         $509,115       $500,000
                                                         --------       --------
End of period                                            $558,744       $509,115
                                                         --------       --------
Undistributed (distributions in excess of) net
  investment income                                      $    (31)      $  1,056
                                                         ========       ========


  The accompanying notes are an integral part of these financial statements.  19

Pioneer Select Research Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Six Months         12/15/05 (a)
                                                            Ended                to
                                                           2/28/07            8/31/06
                                                         (unaudited)
CLASS A
Net asset value, beginning of period                       $10.18             $ 10.00
                                                           ------             -------
Increase from investment operations:
  Net investment income                                    $ 0.01             $  0.02
  Net realized and unrealized gain on investments            1.01                0.16
                                                           ------             -------
   Net increase from investment operations                 $ 1.02             $  0.18
Distributions to shareowners:
  Net investment income                                     (0.03)                  -
                                                           ------             -------
  Net increase in net asset value                          $ 0.99             $  0.18
                                                           ------             -------
Net asset value, end of period                             $11.17             $ 10.18
                                                           ======             =======
Total return*                                               10.38%               1.80%(b)
Ratio of net expenses to average net assets+                 1.25%**             1.25%**
Ratio of net investment income to average
  net assets+                                                0.23%**             0.30%**
Portfolio turnover rate                                        95%**               73%(b)
Net assets, end of period (in thousands)                   $  559             $   509
Ratios with no waiver of management fees
  and assumption of expenses by PIM and no
  reduction for fees paid indirectly
  Net expenses                                              10.14%**            21.63%**
  Net investment loss                                       (8.66)%**          (20.08)%**

(a) The Fund commenced operations on December 15, 2005.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

20  The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/07 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Select Research Growth Fund (the Fund) is one of three portfolios comprising Pioneer Series Trust V, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on October 12, 2005, and commenced operations on December 15, 2005. Prior to December 15, 2005, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). To date, no shares have been offered to the public. The Fund shares outstanding at February 28, 2007, are owned by PFD. The Fund's investment objective is long-term capital growth.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal investment risks is contained in the Fund's prospectus. Please refer to that document when considering the Fund's investment risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of

Pioneer Select Research Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/07  (unaudited)                   (continued)
--------------------------------------------------------------------------------

   valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. As of February 28, 2007, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer Select Research Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   The tax character of current year distributions paid will be determined at the end of the current fiscal year. There were no distributions paid during the period ended August 31, 2006.

   The following shows the components of distributable earnings on a federal income tax basis at August 31, 2006:

--------------------------------------------------------------------------------

                                      2006
--------------------------------------------------------------------------------
  Undistributed ordinary income     $1,296
  Undistributed long-term gain           -
  Unrealized appreciation            7,819
                                    ------
    Total                           $9,115
                                    ======

================================================================================

C. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion and 0.70% on assets over $1 billion. For the six months ended February 28, 2007, the net management fee was equivalent to 0.75% of the average daily net assets.

Pioneer Select Research Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/07  (unaudited)                   (continued)
--------------------------------------------------------------------------------

Through January 1, 2009, PIM has agreed not to impose its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.25% of the average daily net assets attributable to Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At February 28, 2007, there were no fees payable to PIM related to management fees, administrative costs and certain other services.

3. Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $5,081 in transfer agent fees payable to PIMSS at February 28, 2007.

4. Distribution Plan

The Fund adopted a Plan of Distribution in accordance with Rule 12b-1 of the Investment Company Act of 1940. The Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. There were no distribution fees payable to PFD at February 28, 2007.

5. New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than June 29, 2007. At

Pioneer Select Research Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Select Research Growth Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees"), voting separately, annually approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract: (i) will enable the Fund to receive quality investment advisory services at a fee deemed reasonable; and (ii) is in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session, separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Interested Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund and/or officers of the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and also relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included information on (i) the investment performance of the Fund, a peer group of funds as classified by Morningstar, Inc., an independent evaluation service ("Morningstar") and an index considered appropriate by the Independent Trustees for this purpose, (ii) sales and redemption activity in respect of the Fund,
(iii) the general investment outlook in the markets in which the Fund invests,
(iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the

Pioneer Select Research Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department and (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested, and the Investment Adviser provided, additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one year period for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (2) management and other fees incurred by a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates' profitability in providing services to the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid by the Funds to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are incurred on a basis other than as a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a

Pioneer Select Research Growth Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

   large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareowner services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's absolute investment performance based upon total return, as well as the Fund's performance relative to the performance of both a peer group and an index considered appropriate by the Independent Trustees for this purpose. The Fund's performance, based upon total return, was in the second quintile of its Morningstar category peer group for the period ended June 30, 2006. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund was good during the short period since its inception.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the size, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to perform its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality and extent of other services provided to shareowners of the Fund, including administrative and shareowner services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's

Pioneer Select Research Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser or its affiliates under other contracts, as well as the Investment Adviser's supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by its Morningstar category peer group. The Fund's management fee for the period ended June 30, 2006 was in the second quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees also considered the Fund's expense ratio for the period ended June 30, 2006 and expense ratios for the comparable period of the peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC, an independent third party. The Trustees found the Fund's expense ratio for the period ended June 30, 2006 to be in the first quintile, according to data for the applicable peer group for the most recent fiscal year.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund, as well as the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited industry data available. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

Pioneer Select Research Growth Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that in light of anticipated growth of the Fund, break points in the management fee were not necessary at this time. However, the Trustees would evaluate the need for break points from time to time.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. In light of the Investment Adviser's overall performance, the Trustees considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their review of the overall nature and quality of services provided by the Investment Adviser and the fees charged by other funds in the Fund's relevant peer group, and taking into account all material factors deemed relevant by the Trustees as well as the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund, including the fee payable thereunder, was fair and reasonable and that its renewal was in the best interests of the Fund and its shareholders. Accordingly, the Trustees voted to approve the continuation of the Management Contract for another year.

Pioneer Select Research Growth Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                     Officers
John F. Cogan, Jr., Chairman                 John F. Cogan, Jr., President
David R. Bock                                Vincent Nave, Treasurer
Mary K. Bush                                 Dorothy E. Bourassa, Secretary
Margaret B.W. Graham
Thomas J. Perna
Marguerite A. Piret
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


--------------------------------------------------------------------------------

                                    PIONEER
                            -----------------------
                                SELECT RESEARCH
                                     VALUE
                                      FUND

                                   Semiannual
                                     Report

                                    2/28/07

                              [LOGO]PIONEER
                                    INVESTMENTS(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                           2
Portfolio Management Discussion                                 4
Portfolio Summary                                               7
Prices and Distributions                                        8
Performance Update                                              9
Comparing Ongoing Fund Expenses                                10
Schedule of Investments                                        12
Financial Statements                                           17
Notes to Financial Statements                                  21
Factors Considered by the Independent Trustees in Approving
the Management Contract                                        26
Trustees, Officers and Service Providers                       31

                                                                      Chairman's

Dear Shareowner,
--------------------------------------------------------------------------------
As the global economy reacted to good and bad news of 2006, overall it managed to keep chugging along with fairly stable growth. Looking back, the economic stories included slowing economic growth bringing monetary tightening to an end in the United States, price action in oil and other commodity markets threatening to unsettle global growth and inflation, geopolitical uncertainties and corporate earnings growth surpassing market expectations.

Global growth surpassed most analyst expectations in 2006. The International Monetary Fund estimates world output increased by 5.1% in 2006, up from 4.9% in 2005 and above the 3.7% average annual pace of growth of the previous 20 years. Growth is estimated to slow modestly in 2007 but to remain well above the long-term average.

U.S. economic growth slowed gradually over 2006, with full-year growth of GDP of 3.1%, modestly below 2005 growth but still strong enough to lower the unemployment rate to 4.5%. While many observers were concerned that a weakening housing sector could be a drag on consumer spending, the consumer has shown resilience supported by a strong labor market and associated income growth and by oil and gasoline prices falling from record highs in the second half of 2006. Corporate America has also proved resilient in the face of the slowing housing sector, with business investment growing at its fastest rate since 2000.

The Federal Reserve stopped increasing interest rates in mid-2006, but has retained its bias to tighten rates, reflecting upside risks to inflation, particularly from the tight labor market, and confidence that the economy remained on solid ground. Consumers welcomed the relief from oil prices that peaked at mid-year and fell sharply towards year-end. Likewise, in the second half of 2006, they benefited from the modest easing of core inflation (which excludes energy and food items), though such core inflation remains above what is generally considered the central bank's "comfort zone."

The European economy surpassed many economists' expectations in 2006. Eurozone GDP grew at a 3% pace, much stronger than its 1.8% average annual growth pace since 2000. Underlying this strength has been buoyant and broad-based strength in business sentiment and investment and in exports. While household consumption showed mixed results, the unemployment rate fell to 7.7% by the end of 2006. The European Central Bank raised interest rates gradually to 3.5% over the course of 2006, reflecting firm economic growth, steadily tightening labor market conditions, and fast growing money supply. Core inflation in the Eurozone remains reasonably benign, at roughly 1.5% per annum. European stock markets posted strong returns; appreciation of the Euro relative to both the dollar and Yen made the Eurozone stock market the top performer of 2006.

The Japanese economy continued to grow firmly in 2006. Business investment was the major driver of expansion as increasing capacity utilization and better sentiment encouraged a new wave of investment. As deflation ended, the Bank of Japan ended its zero interest rate policy, although it has raised rates to only 0.25% in 2006. After a strong showing in 2005, the Japanese stock market posted only muted gains in 2006.

Emerging economies enjoyed strong, relatively uninterrupted economic growth in 2006. Good financing conditions, buoyant commodity prices, which boosted income and investment in commodity exporting countries, and strong export demand from developed economies drove this growth. The emerging market stock

Letter

index was very strong in early 2006, sold off to near start-of-year levels, then rallied to finish the year only marginally behind the Eurozone. We believe similar growth can be expected in the emerging markets if current domestic economic and political conditions prevail.

While global economic momentum has started to slow, we expect the global economy to continue growing firmly in 2007, supported by business investment, rising employment, and lower energy prices. A slowdown in the U.S. growth rate would be welcome, since rapid growth could increase the risk of inflationary pressures, which would force the Federal Reserve to raise interest rates. We expect Europe and Japan to grow similarly, while emerging market economies are expected to continue their strong growth. In this scenario, fixed-income assets are expected to produce total returns generally in line with their current yields, while equities are expected to produce returns generally in line with earnings growth, which we forecast to be moderately above bond yields.

Our cautiously optimistic outlook on most regions of the world and asset classes reinforces the importance of Pioneer Investments' message that investors should remain diversified, take a long-term view rather than over-reacting to breaking news, and base investment decisions on economic and market fundamentals rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Fund shareowners work toward achieving their long-term goals.

Respectfully,
/s/John F. Cogan, Jr

John F. Cogan, Jr., Chairman
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/28/07
--------------------------------------------------------------------------------

Stock prices climbed steadily higher during the six months ended February 28, 2007, aided by persistently growing corporate profits, a healthy economy, moderate inflation and a relatively benign interest-rate environment. In the following interview, members of the team responsible for managing Pioneer Select Research Value Fund review the period. Discussing the factors that affected Fund performance during the six months are: Diego Franzin, Head of Pioneer's U.S. Quantitative Research & Management Group; Ashesh Savla, a Quantitative Analyst at Pioneer; and John Peckham, CFA, Head of U.S. Equity Research at Pioneer.


Q: How did the Pioneer Select Research Value Fund perform during the six months ended February 28, 2007?


A: The Fund slightly underperformed its benchmark, but outperformed its competitive peer group. Class A shares had a total return of 9.65%, at net asset value, for the six months. During the same period, the benchmark Russell 1000 Value Index gained 9.82%, while the average performance of the 515 funds in Lipper's Large Cap Value category was 8.82%.


    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.


    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.


Q: What were the principal factors that affected the Fund's performance during the six months?


A: We believe the Fund's performance improved significantly during the period as the market turned from momentum-driven stocks to shares of fundamentally strong corporations. This favorable backdrop helped equities produce solid results for the six months. Investors were relieved that the Federal Reserve Board decided to pause in its interest-rate-hike cycle, while energy prices began receding after rising dramatically before the period. Corporations continued to report reasonable profit growth in the face of an economic environment of persistent growth, relatively benign

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    interest rates and modest inflationary pressures by historical standards. Helped by strong employment trends, consumer spending proved to be resilient, despite softness in the housing market.


    Consistent with the management style of the Fund, stock selection drove performance. The best results, relative to our benchmark, were in the health care and consumer discretionary sectors. Less successful, however, were our choices in the telecommunications services and utilities sectors. We select the Fund's approximately 50 holdings from the 100 stocks in the Pioneer Research Fund portfolio. Our sector weightings are equal to those of the benchmark Russell 1000 Value Index. In our selection process, we rank stocks by using quantitative screens based on Pioneer's proprietary analysis of the superior characteristics of stocks in 17 different sectors and industries.


Q: What individual investments had the greatest impact on performance, either positive or negative?


A: We had good stock selection in the health care sector, especially in the pharmaceutical industry where we held a significant position in Bristol-Myers while avoiding Pfizer, a very visible laggard in the industry. Investors were attracted to Bristol-Myers' reasonable stock valuation and the company's strong pipeline of new products under development. In contrast, Pfizer was hit hard by problems with a once-promising drug under development that had to be withdrawn from clinical trials because of serious side-effects. In the consumer discretionary sector, leading performers included retailer JC Penney, diversified publisher McGraw-Hill, and apparel company Liz Claiborne. JC Penney exceeded earlier expectations of revenues from its strong franchise of department stores. McGraw-Hill benefited from heavy new bond issuance which increased business for its Standard & Poor's bond-rating business. Meanwhile, Liz Claiborne enjoyed strong demand for its fashion products.


    Stock selection was less successful in the telecommunications services and utilities areas. In telecommunications services, we owned Sprint and Verizon, which did not perform particularly well, while we did not own any AT&T, which performed well because of enthusiasm over its merger with Bell South. Sprint suffered from a weak marketing campaign and difficulties executing its merger with Nextel. In the utilities sector, a significant underperformer was

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/28/07                            (continued)
--------------------------------------------------------------------------------

    Questar, a gas utility that also had major operations in natural gas exploration and production. That business was hurt by declining prices for natural gas during the six months.


Q:  What is your investment outlook?


A: We see good potential for a continued supportive environment for equities. Stock valuations are not high, by historical standards, while the economy continues to grow, although at a moderating pace. Inflation and interest rates remain moderate by historical standards, and continued heavy mergers-and-acquisition activity provides a base of support for equity prices. We see the most significant near-term concerns coming from the slumping housing industry and the potential fall-out on sub-prime mortgage providers. However, we believe strong employment trends, if they persist, should give the market the ability to withstand any pressures from the weak housing industry.


    Overall, we remain positive about stocks.

Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 2/28/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                               98.0%
Depositary Receipts for International Stocks      2.0%

Sector Distribution
-------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Financials                           36.7%
Energy                               13.5%
Consumer Discretionary                9.0%
Consumer Staples                      7.3%
Health Care                           7.1%
Industrials                           6.7%
Utilities                             6.3%
Telecommunication Services            6.2%
Materials                             3.8%
Information Technology                3.4%


10 Largest Holdings
-------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.   Chevron Corp.                       4.57%
 2.   Citigroup, Inc.                     4.47
 3.   Verizon Communications, Inc.        3.59
 4.   ConocoPhillips                      3.40
 5.   Altria Group, Inc.                  3.33
 6.   USX-Marathon Group, Inc.            3.01
 7.   Merrill Lynch & Co., Inc.           2.97
 8.   Wachovia Corp.                      2.90
 9.   Sprint Nextel Corp.                 2.66
10.   Weatherford International, Inc.     2.48

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------
Net Asset Value Per Share
--------------------------------------------------------------------------------


 Class   2/28/07   8/31/06
------- --------- --------
 A      $11.31    $10.69

Distributions Per Share
--------------------------------------------------------------------------------

                       9/1/06 - 2/28/07
                     --------------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
------- ------------ --------------- --------------
 A       $0.1207      $0.2846         $     -


Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/07                               CLASS A SHARES
--------------------------------------------------------------------------------
Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Select Research Value Fund at public offering price, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of February 28, 2007)
                                            Public
                              Net Asset    Offering
Period                       Value (NAV)  Price (POP)
 Life-of-Class
 (12/15/05)                  14.09%        8.62%
 1 Year                      14.14         7.54
-----------------------------------------------------
Expense Ratio
(As of January 1, 2007)
                             Gross            Net

                             19.33%        1.25%

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

           Pioneer Select
           Research Value Fund    Russell 1000 Value Index
 12/05             9,425                   10,000
  2/06             9,781                   10,452
  2/07            11,164                   12,188

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/09 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000[RegTM] Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------
As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)   transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Select Research Value Fund

Based on actual returns from September 1, 2006 through February 28, 2007


Share Class                                                                 A
--------------------------------------------------------------------------------
 Beginning Account Value On 9/1/06                                     $1,000.00
 Ending Account Value On 2/28/07                                       $1,096.50
 Expenses Paid During Period*                                          $    6.50

* Expenses are equal to the Fund's annualized expense ratio of 1.25% for Class A shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Select Research Value Fund

Based on a hypothetical 5% return per year before expenses, reflect ing the period from September 1, 2006 through February 28, 2007


Share Class                                                                A
--------------------------------------------------------------------------------
 Beginning Account Value On 9/1/06                                    $ 1,000.00
 Ending Account Value On 2/28/07                                      $ 1,018.60
 Expenses Paid During Period*                                         $     6.26

* Expenses are equal to the Fund's annualized expense ratio of 1.25% for Class A shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/07 (unaudited)
--------------------------------------------------------------------------------

  Shares                                                      Value
           COMMON STOCKS - 98.6%
           Energy - 13.3%
           Integrated Oil & Gas - 10.8%
   371     Chevron Corp.                                 $ 25,454
   290     ConocoPhillips                                  18,972
   185     USX-Marathon Group, Inc.                        16,787
                                                         --------
                                                         $ 61,213
                                                         --------
           Oil & Gas Equipment & Services - 2.5%
   345     Weatherford International, Inc.*              $ 13,852
                                                         --------
           Total Energy                                  $ 75,065
                                                         --------
           Materials - 3.8%
           Aluminum - 1.6%
   263     Alcoa, Inc.                                   $  8,787
                                                         --------
           Diversified Chemical - 2.2%
   284     Dow Chemical Co.                              $ 12,439
                                                         --------
           Total Materials                               $ 21,226
                                                         --------
           Capital Goods - 5.2%
           Electrical Component & Equipment - 1.0%
   113     Thomas & Betts Corp.*                         $  5,743
                                                         --------
           Industrial Conglomerates - 4.2%
   157     3M Co.                                        $ 11,631
   388     Tyco International, Ltd.                        11,962
                                                         --------
                                                         $ 23,593
                                                         --------
           Total Capital Goods                           $ 29,336
                                                         --------
           Transportation - 1.5%
           Air Freight & Couriers - 0.7%
    54     United Parcel Service                         $  3,790
                                                         --------
           Railroads - 0.8%
    45     Union Pacific Corp.                           $  4,438
                                                         --------
           Total Transportation                          $  8,228
                                                         --------
           Consumer Durables & Apparel - 2.0%
           Homebuilding - 1.0%
   113     Lennar Corp.                                  $  5,564
                                                         --------

12  The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  Shares                                                    Value
           Household Appliances - 1.0%
    67     Whirlpool Corp.                               $  5,910
                                                         --------
           Total Consumer Durables & Apparel             $ 11,474
                                                         --------
           Consumer Services - 2.0%
           Restaurants - 2.0%
   260     McDonald's Corp.                              $ 11,367
                                                         --------
           Total Consumer Services                       $ 11,367
                                                         --------
           Media - 3.3%
           Movies & Entertainment - 1.0%
   169     The Walt Disney Co.                           $  5,790
                                                         --------
           Publishing - 2.3%
   197     McGraw-Hill Co., Inc.                         $ 12,728
                                                         --------
           Total Media                                   $ 18,518
                                                         --------
           Retailing - 1.6%
           Department Stores - 1.6%
   111     J.C. Penney Co., Inc.                         $  9,003
                                                         --------
           Total Retailing                               $  9,003
                                                         --------
           Food & Drug Retailing - 1.9%
           Drug Retail - 1.9%
   245     Walgreen Co.                                  $ 10,954
                                                         --------
           Total Food & Drug Retailing                   $ 10,954
                                                         --------
           Food, Beverage & Tobacco - 5.3%
           Packaged Foods & Meats - 2.0%
   202     General Mills, Inc.                           $ 11,385
                                                         --------
           Tobacco - 3.3%
   220     Altria Group, Inc.                            $ 18,542
                                                         --------
           Total Food, Beverage & Tobacco                $ 29,927
                                                         --------
           Health Care Equipment & Services - 1.4%
           Managed Health Care - 1.4%
   143     Coventry Health Care, Inc.*                   $  7,782
                                                         --------
           Total Health Care Equipment & Services        $  7,782
                                                         --------

The accompanying notes are an integral part of these financial statements.   13

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/07  (unaudited) (continued)
--------------------------------------------------------------------------------

  Shares                                                    Value
           Pharmaceuticals & Biotechnology - 5.6%
           Pharmaceuticals - 5.6%
  433      Bristol-Myers Squibb Co.                      $ 11,427
  301      Merck & Co., Inc.                               13,292
  298      Schering-Plough Corp.                            6,997
                                                         --------
                                                         $ 31,716
                                                         --------
           Total Pharmaceuticals & Biotechnology         $ 31,716
                                                         --------
           Banks - 12.9%
           Diversified Banks - 2.9%
  292      Wachovia Corp.                                $ 16,168
                                                         --------
           Regional Banks - 8.1%
  312      National City Corp.                           $ 11,809
  159      PNC Bank Corp.                                  11,656
  135      SunTrust Banks, Inc.                            11,382
  132      Zions Bancorporation                            11,270
                                                         --------
                                                         $ 46,117
                                                         --------
           Thrifts & Mortgage Finance - 1.9%
  809      Hudson City Bancorp, Inc.                     $ 10,841
                                                         --------
           Total Banks                                   $ 73,126
                                                         --------
           Diversified Financials - 13.4%
           Asset Management & Custody Banks - 4.2%
  331      Federated Investors, Inc.                     $ 11,840
  101      Franklin Resources, Inc.                        11,856
                                                         --------
                                                         $ 23,696
                                                         --------
           Consumer Finance - 1.9%
  186      American Express Co.                          $ 10,578
                                                         --------
           Investment Banking & Brokerage - 2.9%
  198      Merrill Lynch & Co., Inc.                     $ 16,569
                                                         --------
           Diversified Financial Services - 4.4%
  494      Citigroup, Inc.                               $ 24,898
                                                         --------
           Total Diversified Financials                  $ 75,741
                                                         --------
           Insurance - 9.8%
           Life & Health Insurance - 2.2%
  200      MetLife, Inc.                                 $ 12,630
                                                         --------

14  The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  Shares                                                    Value
           Multi-Line Insurance - 2.3%
  136      Hartford Financial Services Group, Inc.       $ 12,860
                                                         --------
           Property & Casualty Insurance - 5.3%
  133      Allstate Corp.                                $  7,988
  159      Exel, Ltd.                                      11,289
  213      The Traveler Companies, Inc.*                   10,812
                                                         --------
                                                         $ 30,089
                                                         --------
           Total Insurance                               $ 55,579
                                                         --------
           Software & Services - 1.5%
           Systems Software - 1.5%
  510      Oracle Corp.*                                 $  8,379
                                                         --------
           Total Software & Services                     $  8,379
                                                         --------
           Technology Hardware & Equipment - 1.8%
           Communications Equipment - 1.8%
  391      Cisco Systems, Inc.*                          $ 10,143
                                                         --------
           Total Technology Hardware & Equipment         $ 10,143
                                                         --------
           Telecommunication Services - 6.1%
           Integrated Telecommunication Services - 3.5%
  534      Verizon Communications, Inc.                  $ 19,988
                                                         --------
           Wireless Telecommunication Services - 2.6%
  768      Sprint Nextel Corp.                           $ 14,807
                                                         --------
           Total Telecommunication Services              $ 34,795
                                                         --------
           Utilities - 6.2%
           Electric Utilities - 2.1%
  186      Firstenergy Corp.                             $ 11,638
                                                         --------
           Gas Utilities - 1.9%
  131      Questar Corp.                                 $ 11,022
                                                         --------
           Multi-Utilities - 2.2%
  166      Public Service Enterprise Group, Inc.         $ 12,433
                                                         --------
           Total Utilities                               $ 35,093
                                                         --------
           TOTAL COMMON STOCKS
           (Cost $511,883)                               $557,452
                                                         --------

The accompanying notes are an integral part of these financial statements.   15

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/07  (unaudited) (continued)
--------------------------------------------------------------------------------

                                                            Value
           TOTAL INVESTMENT IN SECURITIES - 98.6%
           (Cost $511,883)(a)                            $557,452
                                                         --------
           OTHER ASSETS AND LIABILITIES - 1.4%           $  8,125
                                                         --------
           TOTAL NET ASSETS - 100.0%                     $565,577
                                                         ========

*    Non-income producing security.


(a) At February 28, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $511,883 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                         $48,796
       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                          (3,227)
                                                                                -------
       Net unrealized gain                                                      $45,569
                                                                                =======

Purchases and sales of securities (excluding temporary cash investments) for the six months ended February 28, 2007 aggregated $242,372 and $264,716, respectively.


16 The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Value Fund
-----------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 2/28/07 (unaudited)
-----------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $511,883)     $557,452
  Cash                                                     12,099
  Receivables -
    Dividends                                               1,176
    Due from Pioneer Investment Management, Inc.            7,450
  Other                                                     3,978
                                                         --------
     Total assets                                        $582,155
                                                         --------
LIABILITIES:
  Payables -
    Due to affiliates                                    $  5,094
    Accrued expenses                                       11,484
                                                         --------
     Total liabilities                                   $ 16,578
                                                         --------
NET ASSETS:
  Paid-in capital                                        $500,000
  Undistributed net investment income                       1,201
  Accumulated net realized gain on investments             18,807
  Net unrealized gain on investments                       45,569
                                                         --------
     Total net assets                                    $565,577
                                                         ========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $565,577/50,000 shares)              $  11.31
                                                         ========
MAXIMUM OFFERING PRICE:
  Class A ($11.31 [divided by] 94.25%)                   $  12.00
                                                         ========

The accompanying notes are an integral part of these financial statements.   17

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 2/28/07

INVESTMENT INCOME:
  Dividends                                                $5,975
  Interest                                                    298
  Income from securities loaned, net                            4
                                                           ------
     Total investment income                                           $ 6,277
                                                                       -------
EXPENSES:
  Management fees                                          $2,092
  Transfer agent fees and expenses                             19
  Custodian fees                                            4,076
  Registration fees                                           520
  Professional fees                                         6,292
  Printing expense                                          2,355
  Fees and expenses of nonaffiliated trustees               1,873
  Miscellaneous                                               613
                                                           ------
     Total expenses                                                    $17,840
     Less management fees waived
       and expenses reimbursed by Pioneer
       Investment Management, Inc.                                     (14,353)
                                                                       -------
     Net expenses                                                      $ 3,487
                                                                       -------
       Net investment income                                           $ 2,790
                                                                       -------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                     $18,809
                                                                       -------
  Change in net unrealized gain on investments                         $29,738
                                                                       -------
  Net gain on investments                                              $48,547
                                                                       -------
  Net increase in net assets resulting from operations                 $51,337
                                                                       =======



18  The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 2/28/07 and the period from 12/15/05
(Commencement of Operations) to 8/31/06

                                                            Six Months
                                                              Ended         12/15/05
                                                             2/28/07           to
                                                           (unaudited)      8/31/06
FROM OPERATIONS:
Net investment income                                     $  2,790        $  4,446
Net realized gain on investments                            18,809          14,228
Change in net unrealized gain on investments                29,738          15,831
                                                          --------        --------
    Net increase in net assets resulting
     from operations                                      $ 51,337        $ 34,505
                                                          --------        --------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.12 and $0.00 per share, respectively)     $ (6,035)       $      -
                                                          --------        --------
Net realized gain:
    Class A ($0.28 and $0.00 per share, respectively)     $(14,230)       $      -
                                                          --------        --------
     Total distributions to shareowners                   $(20,265)       $      -
                                                          --------        --------
    Net increase in net assets                            $ 31,072        $ 34,505
                                                          --------        --------
NET ASSETS:
Beginning of period (initial capitalization -
  50,000 shares)                                          $534,505        $500,000
                                                          --------        --------
End of period                                             $565,577        $534,505
                                                          ========        ========
Undistributed net investment income                       $  1,201        $  4,446
                                                          ========        ========

The accompanying notes are an integral part of these financial statements.   19

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                         Six Months         12/15/05 (a)
                                                            Ended                to
                                                           2/28/07            8/31/06
                                                         (unaudited)
CLASS A
Net asset value, beginning of period                     $  10.69           $   10.00
                                                         --------           ---------
Increase from investment operations:
  Net investment income                                  $   0.06           $    0.09
  Net realized and unrealized gain on investments            0.96                0.60
                                                         --------           ---------
   Net increase from investment operations               $   1.02           $    0.69
Distributions to shareowners:
  Net investment income                                     (0.12)                  -
  Net realized gain                                         (0.28)                  -
                                                         --------           ---------
  Net increase in net asset value                        $   0.62           $    0.69
                                                         --------           ---------
Net asset value, end of period                           $  11.31           $   10.69
                                                         ========           =========
Total return*                                                9.65%               6.90%(b)
Ratio of net expenses to average net assets+                 1.25%**             1.25%**
Ratio of net investment income to average
  net assets+                                                1.00%**             1.21%**
Portfolio turnover rate                                        88%**               66%(b)
Net assets, end of period (in thousands)                 $    566           $     535
Ratios with no waiver of management fees
  and assumption of expenses by PIM and no
  reduction for fees paid indirectly
  Net expenses                                               6.40%**            19.33%**
  Net investment loss                                       (4.15)%**          (16.87)%**

(a) The Fund commenced operations on December 15, 2005.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

20  The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/07 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Select Research Value Fund (the Fund) is one of three portfolios comprising Pioneer Series Trust V, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on October 12, 2005, and commenced operations on December 15, 2005. Prior to December 15, 2005, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). To date, no shares have been offered to the public. The Fund shares outstanding at February 28, 2007, are owned by PFD. The Fund's investment objective is to seek long-term capital growth.

Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. Information regarding the Fund's principal investment risks is contained in the Fund's prospectus. Please refer to that document when considering the Fund's investment risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements which are consistent with those policies generally accepted in the investment company industry:


A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/07  (unaudited) (continued)
--------------------------------------------------------------------------------

    valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. As of February 28, 2007, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions paid will be determined at the end of the current fiscal year. There were no distributions paid during the period ended August 31, 2006.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 The following shows the components of distributable earnings on a federal income tax basis at August 31, 2006:

--------------------------------------------------------------------------------
                                                                      2006
--------------------------------------------------------------------------------
  Undistributed ordinary income                                         $ 18,674
  Undistributed long-term gain                                                 -
  Unrealized appreciation                                                 15,831
                                                                        --------
    Total                                                               $ 34,505
                                                                        --------
--------------------------------------------------------------------------------


C.  Securities Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.


2. Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion and 0.70% of the excess over $1 billion. For the six months ended February 28, 2007, the management fee was equal to 0.75% of the Fund's average daily net assets.

Through January 1, 2009, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/07  (unaudited) (continued)
--------------------------------------------------------------------------------

of the Fund to the extent necessary to limit Class A expenses to 1.25% of the average daily net assets attributable to Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At February 28, 2007, $12 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.


3. Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $5,082 in transfer agent fees payable to PIMSS at February 28, 2007.


4. Distribution Plan

The Fund adopted a Plan of Distribution in accordance with Rule 12b-1 of the Investment Company Act of 1940. The Fund will pay PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. There were no distribution fees payable to PFD at February 28, 2007.


5. New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than June 29, 2007.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees"), voting separately, annually approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract: (i) will enable the Fund to receive quality investment advisory services at a fee deemed reasonable; and (ii) is in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session, separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Interested Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund and/or officers of the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and also relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included information on (i) the investment performance of the Fund, a peer group of funds as classified by Morningstar, Inc., an independent evaluation service ("Morningstar") and an index considered appropriate by the Independent Trustees for this purpose, (ii) sales and redemption activity in respect of the Fund,
(iii) the general investment outlook in the markets in which the Fund invests,
(iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department and (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested, and the Investment Adviser provided, additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one year period for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (2) management and other fees incurred by a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose,
(5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates' profitability in providing services to the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid by the Funds to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are incurred on a basis other than as a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

    large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareowner services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's absolute investment performance based upon total return, as well as the Fund's performance relative to the performance of both a peer group and an index considered appropriate by the Independent Trustees for this purpose. The Fund's performance, based upon total return, was in the first quintile of its Morningstar category peer group for the period ended June 30, 2006. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund was strong during the short period since its inception.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the size, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to perform its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality and extent of other services provided to shareowners of the Fund, including administrative and shareowner services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser or its affiliates under other contracts, as well as the Investment Adviser's supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by its Morningstar category peer group. The Fund's management fee for the period ended June 30, 2006 was in the second quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees also considered the Fund's expense ratio for the period ended June 30, 2006 and expense ratios for the comparable period of the peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC, an independent third party. The Trustees found the Fund's expense ratio for the period ended June 30, 2006 to be in the first quintile, according to data for the applicable peer group for the most recent fiscal year.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund, as well as the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited industry data available. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that in light of anticipated growth of the Fund, break points in the management fee were not necessary at this time. However, the Trustees would evaluate the need for break points from time to time.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.


Conclusion. In light of the Investment Adviser's overall performance, the Trustees considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their review of the overall nature and quality of services provided by the Investment Adviser and the fees charged by other funds in the Fund's relevant peer group, and taking into account all material factors deemed relevant by the Trustees as well as the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund, including the fee payable thereunder, was fair and reasonable and that its renewal was in the best interests of the Fund and its shareholders. Accordingly, the Trustees voted to approve the continuation of the Management Contract for another year.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
David R. Bock                            Vincent Nave, Treasurer
Mary K. Bush                             Dorothy E. Bourassa, Secretary
Margaret B.W. Graham
Thomas J. Perna
Marguerite A. Piret
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

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                           This page for your notes.

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                                                                              33

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                           This page for your notes.

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                           This page for your notes.

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                           This page for your notes.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM)for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                          1-800-225-4240

Our internet e-mail address            ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site:                            www.pioneerinvestments.com


Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                  HIGH INCOME
                                   MUNICIPAL
                                      FUND

                                   Semiannual
                                     Report

                                    2/28/07



                                 [LOGO] PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                        2

Portfolio Management Discussion                                              4

Portfolio Summary                                                            8

Prices and Distributions                                                     9

Performance Update                                                          10

Comparing Ongoing Fund Expenses                                             13

Schedule of Investments                                                     15

Financial Statements                                                        19

Notes to Financial Statements                                               26

Trustees, Officers and Service Providers                                    31

                                                                      Chairman's

 Dear Shareowner,
--------------------------------------------------------------------------------
Welcome to Pioneer. We thank you for your investment in Pioneer High Income Municipal Fund and are pleased to provide you with the Fund's first shareholder report since its inception on October 16, 2006.

In managing the Pioneer High Income Municipal Fund, we seek what we believe are the best values in the high-income marketplace. In an interview starting on page 4 of this report, Fixed-Income Portfolio Manager Timothy Pynchon discusses the investment strategies used over the abbreviated fiscal period since October 16, 2006.

As the global economy reacted to good and bad news of 2006, overall it managed to keep chugging along with fairly stable growth. Looking back, the economic stories included slowing economic growth bringing monetary tightening to an end in the United States, price action in oil and other commodity markets threatening to unsettle global growth and inflation, geopolitical uncertainties and corporate earnings growth surpassing market expectations.

U.S. economic growth slowed gradually over 2006, with full-year growth of GDP of 3.1%, modestly below 2005 growth, but still strong enough to lower the unemployment rate to 4.5%. While many observers were concerned that a weakening housing sector could be a drag on consumer spending, the consumer has shown resilience, supported by a strong labor market and associated income growth and by oil and gasoline prices falling from record highs in the second half of 2006. Corporate America has also proved resilient in the face of the slowing housing sector, with business investment growing at its fastest rate since 2000.

The Federal Reserve stopped increasing interest rates in mid-2006, but has retained its bias to tighten rates, reflecting upside risks to inflation, particularly from the tight labor market, and confidence that the economy remained on solid ground. Consumers welcomed the relief from oil prices that peaked at mid-year and fell sharply towards year-end. Likewise, in the second half of 2006, they benefited from the modest easing of core inflation (which excludes energy and food items), though such core inflation remains above what is generally considered the central bank's "comfort zone."

While global economic momentum has started to slow, we expect the global economy to continue growing firmly in 2007, supported by business investment, rising employment, and lower energy prices. A slowdown in the U.S. growth rate would be welcome, since rapid growth could increase

Letter

the risk of inflationary pressures, which would force the Federal Reserve to raise interest rates. We expect Europe and Japan to grow similarly, while emerging market economies are expected to continue their strong growth. In this scenario, fixed-income assets are expected to produce total returns generally in line with their current yields, while equities are expected to produce returns generally in line with earnings growth, which we forecast to be moderately above bond yields.

Our cautiously optimistic outlook on most regions of the world and asset classes reinforces the importance of Pioneer Investments' message that investors should remain diversified, take a long-term view rather than over-reacting to breaking news, and base investment decisions on economic and market fundamentals rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Fund shareowners work toward their long-term goals.

Since the founding of Pioneer Fund, our flagship fund, in 1928, our only purpose has been to help investors achieve their objectives. Over the months and years ahead, we will continue to offer you the high caliber of investment management that our shareowners have enjoyed for more than seven decades.

Respectfully,

/s/ John F. Cogan, Jr.

John F. Cogan, Jr., Chairman
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/28/07
--------------------------------------------------------------------------------

During the abbreviated fiscal period from the Fund's inception on October 17, 2006, through February 28, 2007, high-yield municipal bonds were one of the best performing areas of the fixed-income market. Investors in Pioneer High Income Municipal Fund not only earned a relatively high level of tax-exempt income, they also benefited from the capital appreciation that some bonds provided. In the following interview, portfolio manager Timothy Pynchon discusses the investment strategies used in building a portfolio of high-yield municipal securities.


Q:  How did the Fund perform?


A: Since inception on October 17, 2006 through February 28, 2007, Pioneer High Income Municipal Fund's Class A shares produced a 4.05% total return at net asset value. The Fund's benchmark, the Lehman Brothers High Yield Municipal Bond Index, returned 2.70%, and the average return of the 88 funds in the Lipper High Yield Municipal Debt Funds category was 2.01% for the comparable (though not identical) period from October 31, 2006 through February 28, 2007. Lipper is an independent monitor of mutual fund performance. The Fund's Class A shares generated a 30-day SEC tax free yield of 4.36% on February 28, 2007. That translates into a taxable equivalent yield of 6.71% based on the maximum federal income tax rate of 35%. At the end of the period, the Fund had 28 issues in 19 states, and the average credit quality of the portfolio was BB.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q: What were the principal strategies used in managing the Fund during the period?


A: The Fund's objective is to maximize total return through a combination of income that is exempt from regular federal income tax and capital appreciation by investing in a portfolio of high yield, or below investment-grade, municipal securities. In managing the Fund, we have the flexibility to invest in bonds that we believe will perform well over the long term. We are not tied to index weights or duration, and we rely primarily upon Pioneer's expertise in credit research and security selection for performance. We believe that proper security selection and the avoidance of defaults should consistently lead to solid performance.


    In building the portfolio, we sought undervalued securities with relatively high yields that have the potential to appreciate in price. We favored sectors that are vital components of the U.S. economy. The sectors included public power, transportation, health care, housing, water and sewer, among others. We also found opportunity in new areas, such as correctional institutions that have been privatized by the federal government and charter schools. In addition, we were attracted to the securitized sector and invested in a collateralized debt obligation, which is backed by a pool of fixed-income securities with different yields and varying degrees of credit risk.


    All of the securities in the portfolio are revenue bonds, whose interest and principal are paid from the revenues derived from the particular asset the bond was issued to finance. At almost 18% of net assets, health care bonds accounted for the biggest sector position in the Fund. Health care is a large and growing part of the economy and encompasses several areas, such as hospitals, nursing homes and continuing care retirement communities, among others. It is an area in which bond yields have been attractive and supply has been plentiful. Tobacco bonds accounted for nearly 10% of net assets, the second largest position in the portfolio. These bonds are backed by tobacco companies' payments to states as part of the Master Settlement Agreement in which states agreed to drop their lawsuits against tobacco companies in return for a series of payments. The remainder of the portfolio was in various other revenue bonds. Because longer-term yields were higher than shorter-term yields in the municipal market

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/28/07                            (continued)
--------------------------------------------------------------------------------

    during the period, we focused on bonds with relatively long maturities. At the end of the period, about 43% of the portfolio's bonds had maturities of six to eight years, and about 25% had maturities of ten years or more.


Q:  What affected performance over the period?


A: Over the period, our investments performed well. Some securities are still so new to the Fund that it is not yet possible to measure attribution in a meaningful way. Two strong performers, however, were Gulf Coast IDA Texas Environmental Facilities, a non-rated issue that is using cutting-edge technology to produce green energy from methane gas, and St Louis, Missouri Convention Center, a Caa-rated security that has had economic difficulties but that we believe is a turn-around situation. Both of the credits outperformed the market by a wide margin. At period-end, we had no detractors from performance.


Q:  What is your outlook?


A: Against a backdrop of moderating economic growth, relatively low interest rates, and contained inflation, we believe the high-yield municipal market will continue to generate robust returns. While new bond issuance has declined, demand for high-yield bonds has remained strong, as new types of investors, such as hedge funds and property-and-casualty insurers, seek the higher tax-advantaged yields that below investment-grade municipal bonds can provide. We view this supply/demand dynamic as positive for the Fund as it has the potential to increase the prices of some of the bonds in the portfolio. As we look ahead, we plan to maintain a well diversified portfolio from both a sector and geographic perspective. Because the Fund is new, the percentages of our holdings are larger than we anticipate as the Fund's overall asset levels increase. The percentages will decline as the Fund's assets grow and dilute the current holdings. As the Fund grows, we expect to add securities and have about 60 to 80 positions in the portfolio.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Investments in high-yield or lower-rated securities are subject to greater-than-average risk. The Fund may invest in securities of issuers that are in default or that are in bankruptcy.

A portion of the income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax. The fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the fund's losses from adverse events affecting a particular issuer. By investing primarily in municipal securities, the portfolio is more susceptible to adverse economic, political or regulatory developments than is a portfolio that invests more broadly. Investments in the Fund are subject to possible loss due to financial failure of underlying securities and their inability to meet their debt obligations.

When interest rates rise, the prices of fixed-income securities in the fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is not guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 2/28/07
--------------------------------------------------------------------------------

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

AAA                                                                     2.1%
AA                                                                      2.0%
BBB                                                                     9.5%
BB & Lower                                                             81.9%
Temporary Cash Investment                                               4.5%


 Maturity Distribution
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

0-1 year                                                               15.7%
1-3 years                                                               7.8%
3-6 years                                                               5.0%
6-8 years                                                              42.8%
8-10 years                                                              3.6%
10 + years                                                             25.1%


 10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)*


 1.   Non-Profit Preferred Funding Various States, 8.0%, 9/15/37          16.00%
 2.   Tobacco Settlement Financing Corp., 5.0%, 6/1/41                    10.00
 3.   Madre Metropolitan District No. 2 Colorado, 5.5%, 12/1/36            6.83
 4.   Madison County Florida Revenue, 6.0%, 7/1/25                         6.79
 5.   St. Louis Missouri Industrial Development Revenue, 7.25%, 12/15/35   6.22
 6.   Director State Nevada Department Business, 7.375%, 1/1/40            6.16
 7.   Pontiac Michigan Hospital Finance Authority, 6.0%, 8/1/07            4.83
 8.   Delaware County Pennsylvania Industrial Development, 9.0%, 8/1/31    4.00
 9.   Illinois Health Facilities Authority Revenue, 6.7%, 3/1/14           3.47
10.   Washington State Housing Authority, 5.25%, 1/1/17                    2.76

 * This list excludes temporary cash and derivative instruments. Fund holdings will vary for other periods. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------


 Class            2/28/07             10/16/06
-------          ---------           ---------
    A             $10.23              $10.00
    C             $10.22              $10.00
    Y             $10.23              $10.00

 Distributions Per Share
-----------------------------------------------------------------------------


                                10/17/06 - 2/28/07
                           ------------------------------
                Net
            Investment        Short-Term      Long-Term
 Class        Income        Capital Gains   Capital Gains
-------    ------------    --------------- --------------
    A      $0.1723         $  -            $  -
    C      $0.1387         $  -            $  -
    Y      $0.1730         $  -            $  -

--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

   The Lehman Brothers High Yield Municipal Bond Index measures the performance of the high-yield municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


   The index defined here pertains to the "Value of $10,000 Investment" charts shown on pages 10-12.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/07                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment in Pioneer High Income Municipal Fund at public offering price, compared to that of the Lehman Brothers High Yield Municipal Bond Index.


              Average Annual Total Returns
               (As of February 28, 2007)
                                               Public
                                  Net         Offering
Period                        Asset Value    Price (POP)
 Life-of-Class
 (10/16/06)                     4.05%          -0.63
----------                      ----           -----
 Expense Ratio*
 (As of October 13, 2006)
                                Gross           Net
                                1.25%          0.90%

-------------------------------
*  Some expenses are based on estimated
   amounts for the current fiscal year.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                      Lehman Lynch
                       High Yield             Pioneer High
                  Municipal Bond Index    Income Municipal Fund
                  --------------------    ---------------------
10/06                   10,000.00               9,550.00
02/07                   10,270.00               9,919.00


   Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.5% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The net expense ratio reflects contractual expense limitations currently in effect through 1/1/09 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/07                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Income Municipal Fund, compared to that of the Lehman Brothers High Yield Municipal Bond Index.


           Average Annual Total Returns
            (As of February 28, 2007)
                                  If         If
Period                           Held     Redeemed
 Life-of-Class
 (10/16/06)                      3.60%     2.60%
----------                       ----      ----
 Expense Ratio*
 (As of October 13, 2006)
                                 Gross        Net
                                 2.15%     1.80%

-------------------------------
*  Some expenses are based on estimated
   amounts for the current fiscal year.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                      Lehman Lynch
                       High Yield             Pioneer High
                  Municipal Bond Index     Income Municipal Fund
                  --------------------     ---------------------
10/06                   10,000                  10,000
02/07                   10,270                  10,250


Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitation currently in effect through 1/1/08 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/07                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Income Municipal Fund, compared to that of the Lehman Brothers High Yield Municipal Bond Index.


           Average Annual Total Returns
            (As of February 28, 2007)
                                  If         If
Period                           Held     Redeemed
 Life-of-Class
 (10/16/06)                      4.05%     4.05%
----------                       ----      ----
 Expense Ratio*
 (As of October 13, 2006)
                                 Gross        Net
                                 0.65%     0.65%

-------------------------------
*  Some expenses are based on estimated
   amounts for the current fiscal year.


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                      Lehman Lynch
                       High Yield             Pioneer High
                  Municipal Bond Index     Income Municipal Fund
                  --------------------     ---------------------
10/06                   10,000                  10,000
02/07                   10,270                  10,384


Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer High Income Municipal Fund

Based on actual returns from October 17, 2006 through February 28, 2007.

Share Class                        A              C              Y
-----------------------------------------------------------------------
Beginning Account Value      $1,000.00      $1,000.00      $1,000.00
On 10/17/06

Ending Account Value         $1,040.50      $1,036.00      $1,040.50
On 2/28/07

Expenses Paid                $    3.40      $    6.78      $    3.55
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, 1.80% and 0.94% for Class A, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 135/365 (to reflect the partial year period).

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer High Income Municipal Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from October 17, 2006 through February 28, 2007.


Share Class                        A              C              Y
-----------------------------------------------------------------------
Beginning Account Value      $1,000.00      $1,000.00      $1,000.00
On 10/17/06

Ending Account Value         $1,015.16      $1,016.89      $1,015.02
On 2/28/07

Expenses Paid                $    3.35      $    6.70      $    3.50
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, 1.80% and 0.94% for Class A, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 135/365 (to reflect the partial year period).

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/07 (unaudited)
--------------------------------------------------------------------------------

    Principal  Floating    S&P/Moody's
       Amount  Rate (c)    Ratings                                                        Value
                                         MUNICIPAL BONDS - 73.7%
                                         Arizona - 1.9%
$ 140,000          9.46    NR/Aaa        Downtown Phoenix Hotel Corp.,
                                           Floating Rate Note, 7/1/40                $  164,742
                                                                                     ----------
                                                                                     $  164,742
                                                                                     ----------
                                         California - 1.6%
   135,000                 B+/NR         Valley Health Systems CA, Certificates of
                                           Participation, 6.875%, 5/15/23            $  135,228
                                                                                     ----------
                                                                                     $  135,228
                                                                                     ----------
                                         Colorado - 7.7%
   500,000                 NR/NR         Madre Metropolitan District No. 2
                                           Colorado, 5.5%, 12/1/36                   $  502,240
   130,000                 CCC/B3        Northwest Parkway Public Highway
                                           Authority Co., 7.125%, 6/15/41               140,292
                                                                                     ----------
                                                                                     $  642,532
                                                                                     ----------
                                         Florida - 7.7%
   135,000                 NR/NR         Greater Orlando Aviation Authority,
                                           6.375%, 11/15/26                          $  144,060
   480,000                 NR/NR         Madison County Florida Revenue,
                                           6.0%, 7/1/25                                 499,325
                                                                                     ----------
                                                                                     $  643,385
                                                                                     ----------
                                         Illinois - 3.0%
   255,000                 NR/B2         Illinois Health Facilities Authority
                                           Revenue, 6.7%, 3/1/14                     $  255,082
                                                                                     ----------
                                                                                     $  255,082
                                                                                     ----------
                                         Massachusetts - 1.8%
   140,000        10.39    NR/Aaa        Massachusetts State Housing,
                                           Floating Rate Note, 12/1/45 (144A)        $  151,869
                                                                                     ----------
                                                                                     $  151,869
                                                                                     ----------
                                         Michigan - 6.0%
   160,000                 NR/NR         Doctor Charles Drew Academy, 5.7%,
                                           11/1/36                                   $  164,998
   335,000                 B/Ba3         Pontiac Michigan Hospital Finance
                                           Authority, 6.0%, 8/1/07                      335,369
                                                                                     ----------
                                                                                     $  500,367
                                                                                     ----------

The accompanying notes are an integral part of these financial statements.   15

Pioneer High Income Municipal Fund
-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/07 (unaudited)                        (continued)
-------------------------------------------------------------------------------

   Principal  Floating    S&P/Moody's
      Amount  Rate (c)    Ratings                                                        Value
                                        Missouri - 7.3%
$ 150,000                 NR/NR         Kansas City Industrial Development
                                          Authority, 5.875%, 1/1/37 (144A)          $  151,581
  460,000                 NR/CAA2       St. Louis Missouri Industrial Development
                                          Revenue, 7.25%, 12/15/35                     458,220
                                                                                    ----------
                                                                                    $  609,801
                                                                                    ----------
                                        Montana - 1.7%
  215,000                 NR/NR         Hardin Montana Tax Increment,
                                          0.0%, 9/1/31                              $  144,284
                                                                                    ----------
                                                                                    $  144,284
                                                                                    ----------
                                        New Jersey - 8.8%
  750,000                 BBB/Baa3      Tobacco Settlement Financing Corp.,
                                          5.0%, 6/1/41                              $  733,103
                                                                                    ----------
                                                                                    $  733,103
                                                                                    ----------
                                        Nevada - 5.4%
  430,000                 NR/NR         Director State Nevada Department
                                          Business, 7.375%, 1/1/40                  $  453,267
                                                                                    ----------
                                                                                    $  453,267
                                                                                    ----------
                                        New York - 3.4%
  150,000                 NR/NR         Dutchess County NY Industrial
                                          Development, 5.25%, 1/1/37                $  151,136
  135,000                 CCC+/CAA2     New York City, NY, Industrial,
                                          6.9%, 8/1/24                                 136,404
                                                                                    ----------
                                                                                    $  287,540
                                                                                    ----------
                                        Ohio - 1.2%
  100,000                 B/NR          Belmont County Ohio Health
                                          Systems, 5.7%, 1/1/13                     $   98,821
                                                                                    ----------
                                                                                    $   98,821
                                                                                    ----------
                                        Oklahoma - 1.6%
  135,000                 BB/NR         Jackson County Oklahoma Memorial
                                          Hospital, 7.3%, 8/1/15                    $  135,774
                                                                                    ----------
                                                                                    $  135,774
                                                                                    ----------
                                        Pennsylvania - 5.0%
  135,000                 B/NR          Columbia County PA Hospital,
                                          5.85%, 6/1/24                             $  127,080
  360,000                 NR/NR         Delaware County Pennsylvania Industrial
                                          Development, 9.0%, 8/1/31                    293,288
                                                                                    ----------
                                                                                    $  420,368
                                                                                    ----------

16   The accompanying notes are an integral part of these financial statements.

Pioneer High Income Municipal Fund
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

   Principal  Floating    S&P/Moody's
      Amount  Rate (c)    Ratings                                                               Value
                                        Texas - 5.3%
$ 150,000                 NR/NR         Gulf Coast Waste Disposal Authority, Texas
                                          Revenue, 7.0%, 12/1/36                        $  162,033
  150,000                 NR/NR         Iah Public Facilities Corp., Project Revenue,
                                          6.125%, 5/1/26                                   146,972
  135,000                 NR/NR         Willacy County Texas Local Government,
                                          6.0%, 3/1/09                                     136,828
                                                                                        ----------
                                                                                        $  445,833
                                                                                        ----------
                                        Utah - 1.9%
  150,000                 NR/NR         Spanish Fork City Utah Charter, 5.7%,
                                          11/15/36                                      $  155,001
                                                                                        ----------
                                                                                        $  155,001
                                                                                        ----------
                                        Washington - 2.4%
  200,000                 NR/NR         Washington State Housing Authority, 5.25%,
                                          1/1/17                                        $  203,058
                                                                                        ----------
                                                                                        $  203,058
                                                                                        ----------
                                        TOTAL MUNICIPAL BONDS
                                        (Cost $6,114,167)                               $6,180,055
                                                                                        ----------
                                        COLLATERALIZED DEBT OBLIGATIONS - 14.1%
1,175,000                 NR/NR         Non-Profit Preferred Funding Trust, Various
                                          States, Tranche E, September 2016             $1,177,738
                                                                                        ----------
                                        TOTAL COLLATERALIZED DEBT OBLIGATIONS
                                        (Cost $1,172,000)                               $1,177,738
                                                                                        ----------
   Shares
                                        TAX EXEMPT MONEY MARKET MUTUAL FUND - 4.2%
  350,000                               Blackrock Liquidity Funds MuniFund Portfolio    $  350,000
                                                                                        ----------
                                        TOTAL TAX EXEMPT MONEY
                                        MARKET MUTUAL FUND
                                        (Cost $350,000)                                 $  350,000
                                                                                        ----------
                                        TOTAL INVESTMENT IN SECURITIES - 92.0%
                                        (Cost $7,636,367) (a)(b)                        $7,707,793
                                                                                        ----------
                                        OTHER ASSETS AND LIABILITIES - 8.0%             $  667,731
                                                                                        ----------
                                        TOTAL NET ASSETS - 100.0%                       $8,375,524
                                                                                        ==========


The accompanying notes are an integral part of these financial statements.   17

Pioneer High Income Municipal Fund
-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/07                                    (continued)
-------------------------------------------------------------------------------

(a) The concentration of investments by type of obligation/market sector is as follows:

      Insured                                 2.1%
      Revenue Bonds:
       Health Revenue                        17.9
       Special Revenue                        9.5
        Various Revenues                       33
        Transportation Revenue                3.6
        Water & Sewer                         6.5
        Housing                               4.6
        Education Revenue                     4.2
        Reserves                              4.5
      Collateralized Debt Obligations        14.1
                                            -----
                                            100.0%
                                            =====

(b) At February 28, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $7,636,367 was as follows:

      Aggregate gross unrealized gain for all investments in which there
      is an excess of value over tax cost                                    $   77,787
      Aggregate gross unrealized loss for all investments in which there
      is an excess of tax cost over value                                        (6,361)
                                                                             ----------
      Net unrealized gain                                                    $   71,426
                                                                             ==========

(c) Debt obligation with a variable interest rate. The rate shown is the rate at period end.


NR    Not rated by either S&P or Moody's.


Purchases and sales of securities (excluding temporary cash investments) for the period ended February 28, 2007 aggregated $8,953,196 and $1,691,126, respectively.


18   The accompanying notes are an integral part of these financial statements.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 2/28/07 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $7,636,367)              $7,707,793
  Cash                                                     1,793,546
  Receivables -
    Fund shares sold                                         204,982
    Interest                                                  72,728
    Due from Pioneer Investment Management, Inc.               4,666
  Other                                                        1,139
                                                          ----------
     Total assets                                         $9,784,854
                                                          ----------
LIABILITIES:
  Payables -
    Investment securities purchased                       $1,374,730
    Dividends                                                 20,680
  Due to affiliates                                              611
  Accrued expenses                                            13,309
                                                          ----------
     Total liabilities                                    $1,409,330
                                                          ----------
NET ASSETS:
  Paid-in capital                                         $8,284,435
  Distributions in excess of net investment income            (2,789)
  Accumulated net realized gain on investments                22,452
  Net unrealized gain on investments                          71,426
                                                          ----------
     Total net assets                                     $8,375,524
                                                          ==========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $5,564,162/543,910 shares)            $    10.23
                                                          ==========
  Class C (based on $1,788,032/174,911 shares)            $    10.22
                                                          ==========
  Class Y (based on $1,023,330/100,000 shares)            $    10.23
                                                          ==========
MAXIMUM OFFERING PRICE:
  Class A ($10.23 [divided by] 95.5%)                     $    10.71
                                                          ==========


The accompanying notes are an integral part of these financial statements.   19

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the period from 10/17/06 (Commencement of Operations) to 2/28/07


INVESTMENT INCOME:
  Interest                                                               $ 72,283
                                                                         --------
EXPENSES:
  Management fees                                            $6,682
  Transfer agent fees and expenses
    Class A                                                     294
    Class C                                                     184
    Class Y                                                      92
  Distribution fees
    Class A                                                   1,387
    Class C                                                   4,098
  Administrative reimbursements                                 301
  Custodian fees                                              4,439
  Registration fees                                           1,795
  Professional fees                                          15,014
  Printing expense                                            6,005
  Fees and expenses of nonaffiliated trustees                 2,373
  Miscellaneous                                                 750
                                                             ------
     Total expenses                                                      $ 43,414
     Less management fees waived and
       expenses reimbursed by Pioneer
       Investment Management, Inc.                                        (27,596)
                                                                         --------
     Net expenses                                                        $ 15,818
                                                                         --------
       Net investment income                                             $ 56,465
                                                                         --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                       $ 22,452
                                                                         --------
  Net unrealized gain on investments                                     $ 71,426
                                                                         --------
    Net gain on investments                                              $ 93,878
                                                                         --------
    Net increase in net assets resulting from operations                 $150,343
                                                                         ========



20   The accompanying notes are an integral part of these financial statements.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the period from 10/17/06 (Commencement of Operations) to 2/28/07

                                                                    10/17/06 to
                                                                      2/28/07
                                                                    (unaudited)
FROM OPERATIONS:
Net investment income                                              $   56,465
Net realized gain on investments                                       22,452
Net unrealized gain on investments                                     71,426
                                                                   ----------
    Net increase in net assets resulting from operations           $  150,343
                                                                   ----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.17 per share)                                      $  (26,461)
    Class C ($0.14 per share)                                         (15,497)
    Class Y ($0.17 per share)                                         (17,296)
                                                                   ----------
     Total distributions to shareowners                            $  (59,254)
                                                                   ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                   $5,281,900
Reinvestment of distributions                                           2,535
                                                                   ----------
    Net increase in net assets resulting from
     Fund share transactions                                       $5,284,435
                                                                   ----------
    Net increase in net assets                                     $5,375,524
NET ASSETS:
Beginning of period (initial capitalization - 300,000 shares)       3,000,000
                                                                   ----------
End of period                                                      $8,375,524
                                                                   ==========
Distributions in excess of net investment income                   $   (2,789)
                                                                   ==========



The accompanying notes are an integral part of these financial statements.   21

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------

                                    '07 Shares     '07 Amount
                                   (unaudited)     (unaudited)
CLASS A*
Shares sold                          443,698      $4,520,798
Reinvestment of distributions            212           2,164
                                     -------      ----------
    Net increase                     443,910      $4,522,962
                                     -------      ----------
CLASS C*
Shares sold                           74,874      $  761,102
Reinvestment of distributions             37             371
                                     -------      ----------
    Net increase                      74,911      $  761,473
                                     =======      ==========
CLASS Y*
Shares sold                                -      $        -
                                     -------      ----------
                                           -      $        -
                                     =======      ==========

* Class A, C and Y shares were first publicly offered on October 17, 2006.

22   The accompanying notes are an integral part of these financial statements.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              10/17/06 (a)
                                                              Commencement
                                                              of Operations
                                                               to 2/28/07
                                                               (unaudited)
CLASS A
Net asset value, beginning of period                            $10.00
                                                                ------
Increase from investment operations:
  Net investment income                                         $ 0.17
  Net realized and unrealized gain on investments                 0.23
                                                                ------
   Net increase in net assets from investment operations        $ 0.40
                                                                ------
Distributions to shareowners:
  Net investment income                                         $(0.17)
                                                                ------
Net asset value, end of period                                  $10.23
                                                                ======
Total return*                                                     4.05%
Ratio of net expenses to average net assets                       0.90%**
Ratio of net investment income to average net assets              4.55%**
Portfolio turnover rate                                             46%***
Net assets, end of period (in thousands)                        $5,564
Ratios with no waiver of management fees and assumption
  of expenses by PIM
  Net expenses                                                    2.95%**
  Net investment income                                           2.50%**

(a) Class A shares were first publicly offered on October 17, 2006.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
*** Not Annualized.

The accompanying notes are an integral part of these financial statements.   23

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              10/17/06 (a)
                                                              Commencement
                                                              of Operations
                                                               to 2/28/07
                                                               (unaudited)
CLASS C
Net asset value, beginning of period                            $10.00
                                                                ------
Increase from investment operations:
  Net investment income                                         $ 0.13
  Net realized and unrealized gain on investments                 0.23
                                                                ------
   Net increase in net assets from investment operations        $ 0.36
                                                                ------
Distributions to shareowners:
  Net investment income                                         $(0.14)
                                                                ------
Net asset value, end of period                                  $10.22
                                                                ======
Total return*                                                     3.60%
Ratio of net expenses to average net assets                       1.80%**
Ratio of net investment income to average net assets              3.60%**
Portfolio turnover rate                                             46%***
Net assets, end of period (in thousands)                        $1,788
Ratios with no waiver of management fees and assumption
  of expenses by PIM
  Net expenses                                                    3.92%**
  Net investment income                                           1.48%**

(a) Class C shares were first publicly offered on October 17, 2006.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
*** Not Annualized.

24   The accompanying notes are an integral part of these financial statements.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              10/17/06 (a)
                                                              Commencement
                                                              of Operations
                                                               to 2/28/07
                                                               (unaudited)
CLASS Y
Net asset value, beginning of period                            $10.00
                                                                ------
Increase from investment operations:
  Net investment income                                         $ 0.16
  Net realized and unrealized gain on investments                 0.24
                                                                ------
   Net increase in net assets from investment operations        $ 0.40
                                                                ------
Distributions to shareowners:
  Net investment income                                         $(0.17)
                                                                ------
Net asset value, end of period                                  $10.23
                                                                ======
Total return*                                                     4.05%
Ratio of net expenses to average net assets                       0.94%**
Ratio of net investment income to average net assets              4.42%**
Portfolio turnover rate                                             46%***
Net assets, end of period (in thousands)                        $1,023
Ratios with no waiver of management fees and assumption
  of expenses by PIM
  Net expenses                                                    2.96%**
  Net investment income                                           2.40%**

(a) Class Y shares were first publicly offered on October 17, 2006.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.
*** Not Annualized.

The accompanying notes are an integral part of these financial statements.   25

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/07 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer High Income Municipal Fund (the Fund) is a non-diversified series of Pioneer Series Trust V, a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund commenced operations on October 17, 2006. The investment objective of the Fund is to maximize total return through a combination of income that is exempt from regular federal income tax and capital appreciation.

The Fund offers three classes of shares designated as Class A, Class C, and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidations, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. More detailed descriptions of the Fund's principal risks are contained in the Fund's prospectuses. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements which, are consistent with those policies generally accepted in the investment company industry:

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the exchange. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available market quotations are valued at their fair values as determined by, or under the direction of the Board of Trustees. At February 28, 2007 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Discount and premium on debt securities are accreted or amortized, respectively daily into interest income on a yield-to-maturity basis with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, exempt interest income, and net realized capital gains, if any, to its shareowners. Therefore, no federal tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions paid will be determined at the end of the current fiscal year.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/07  (unaudited)                 (continued)
--------------------------------------------------------------------------------

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $239 in underwriting commissions on the sale of Class A shares during the period ended February 28, 2007.


D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    The Fund declares, as daily dividends, substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class C, and Class Y shares can bear different transfer agent and distribution fees.


2.  Management Agreement

Pioneer Investment Management, Inc., (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets up to $500 million; 0.475% of the next $500 million; and 0.45% of the excess over $1 billion. For the period ended February 28, 2007, the net management fee was equivalent to 0.50% of average daily net assets.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit expenses to 0.90% and 1.80% of the average daily net assets attributable to Class A shares and Class C shares, respectively. The Class A limitation is in effect through January 1, 2009 and the Class C limitation is in effect through January 1, 2008.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At February 28, 2007, $5 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.


3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in due to affiliates is $522 in transfer agent fees payable to PIMSS at February 28, 2007.


4.  Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Included in due to affiliates is $84 in distribution fees payable to PFD at February 28, 2007.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/07  (unaudited)                 (continued)
--------------------------------------------------------------------------------

to PFD. There is no CDSC for Class Y shares. For the period ended February 28, 2007, no CDSCs were paid to PFD.


5.  Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the period ended February 28, 2007, the Fund's expenses were not reduced under such arrangements.


6.  New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than August 31, 2007. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS

Trustees                           Officers
John F. Cogan, Jr., Chairman       John F. Cogan, Jr., President
David R. Bock                      Vincent Nave, Treasurer
Mary K. Bush                       Dorothy E. Bourassa, Secretary
Margaret B.W. Graham
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop


Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Independent Registered Public Accounting Firm
Ernst & Young LLP


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12 months ended June 30, is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on our web site and on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
 (for general questions about Pioneer only)


Visit our web site:                                       pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.


The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust V


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 27, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 27, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 27, 2007

* Print the name and title of each signing officer under his or her signature.